U. S.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Thomas P. Dupree

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30, 2015

Date of reporting period: July 1, 2014 through December 31, 2014

Item 1. Report to Stockholders

December 31, 2014

SEMI-ANNUAL REPORT

TO SHAREHOLDERS

(Unaudited)

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc. began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the Fund’s investment adviser. The Fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000;

Mississippi Tax-Free Income Series in 2000; and

Taxable Municipal Bond Series in 2010.

Today, after more than 60 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds which are sold through brokerage firms or other institutions.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

Management’s Discussion of Fund Performance:	(Unaudited)

Six Months Ended December 31, 2014

The investment objective for our tax-exempt municipal bond funds is to provide a high level of tax-free income derived from state-specific municipal securities without incurring undue risk to principal. Similarly, the investment objectives for our government bond fund and taxable municipal bond fund are to provide a high level of taxable income derived from securities of the U.S. Government and its agencies and taxable municipal bonds, respectively, without incurring undue risk to principal. As a general rule, we do not try to anticipate market direction; instead, we attempt to buy high quality investment grade bonds at the best possible prices and yields and hold them in down markets as well as up markets.

Factors which may influence the performance of a state-specific tax-exempt municipal bond fund or a taxable municipal bond fund include, but are not limited to, movements in interest rates, a downgrade or upgrade of credit ratings assigned to bonds issued by state or local governments, changes in the credit ratings assigned to bond insurers, downturns or upturns in the specific economies of a given state, the rate at which bonds are called, and the rate at which revenues are received by state and local governments which are used to pay debt service on issued bonds. Similarly, many factors may influence the performance of a government bond fund including, but not limited to, movements in interest rates, prevailing conditions in the U.S. Government securities markets, changes in an issuer’s financial strength, changes in the credit rating assigned to an obligation, and the rate at which bonds are called.

During the six month period ended December 31, 2014 (the “Reporting Period”), economic activity expanded at a moderate pace. Real gross domestic product (GDP), a measure of the output of goods and services produced by labor and property in the United States, increased at an annual rate of 5.0 percent in the third quarter and 2.6 percent (advance estimate) in the fourth quarter of 2014. The 5.0 percent growth rate during the third quarter was the fastest since 2003 and was a welcome development in light of the fact that the economy actually contracted at an annual rate of -2.1 percent during the first quarter of 2014. Economic growth in the fourth quarter was slightly below the trend growth rate which is around 3.25 percent. For all of 2014, the U.S. economy grew 2.4 percent from the year before.

The Federal Reserve Board (“Fed”) left the federal funds target rate range at 0 to  1/4 percent during the Reporting Period. In late October, the Fed completed the taper of its asset purchase program which consisted of open-market purchases of Treasuries and mortgage-backed securities. The Fed continued its existing policy of reinvesting principal payments from its holdings of agency debt and mortgage-backed securities in agency mortgage-backed securities and rolling over maturing Treasury securities at auction. At its December meeting, the Fed reaffirmed its view that the current 0 to  1/4 percent target range for the federal funds rate was appropriate. At the same time, the Fed also strengthened its forward guidance and stated that it felt based on its current assessment that it can be “patient” in beginning to normalize the stance of monetary policy.

Conditions in the labor market continued to improve during the Reporting Period. Total nonfarm payroll employment expanded at a faster pace in the fourth quarter. The seasonally adjusted national unemployment rate dropped to 5.6 percent in December. The unemployment rate finished the year at the lowest level since June 2008. Most of the job growth has occurred in the private sector with state and local government employment still below pre-recession levels. The labor participation rate dropped during the second half of the year and stood at 62.7 percent which is a 37 year low. The housing sector continued to show signs of improvement. Housing starts increased 4.4 percent in December to a 1.09 million annual unit rate. The increase in housing starts was driven primarily by single-family projects. This was the best year for single-family housing starts since 2007.

Key measures of inflation continued to trend lower during the second half of the year. The Consumer Price Index (CPI) increased at a 0.8 percent annual rate in December. The core CPI, which excludes food and energy prices, increased at a 1.6 percent annual rate in December. The Fed’s preferred inflation gauge, the core Personal Consumption Expenditures Index, increased by 0.7 percent on a year-over-year basis in December. Declining energy prices are expected to push inflation indices even lower. Inflation measures have continued to run well below the Fed’s longer-run objective of a 2 percent target rate. Longer-term inflation expectations also remained well anchored during the Reporting Period.

Treasury and tax-exempt bond yields declined during the Reporting Period with the biggest movement on the long end of the yield curve. Yields on benchmark 10-year and 30-year AAA rated municipal securities declined by 22 and 42 basis points, respectively. As bond yields declined, the prices of municipal bonds increased. Longer-dated bonds performed considerably better than shorter-dated bonds. The decline in yields was the result of a combination of factors including declining Treasury yields, favorable supply/demand dynamics, improving credit quality at the state and local level, and historically low inflation rates.

State revenues continued to show positive trends. Although a number of states faced revenue shortfalls in the first half of 2014, tax collections picked up in the second half of the year. According to data compiled by the Rockefeller Institute, state tax revenue

i

collections rose by 4.0 percent in nominal terms during the third quarter of 2014 compared to the same quarter of 2013. Mississippi reported an 18.8 percent increase in personal income tax collections during the third quarter, while North Carolina reported a 13.6 decline in third quarter personal income tax collections. The latter was due to the fact that North Carolina recently reduced its personal income tax rates.

While the fiscal health of states and localities has continued to slowly improve, unfunded pension and healthcare obligations still present challenges for many jurisdictions. Moreover, new accounting standards adopted by the Government Accounting Standards Board (GASB) become effective this year which will likely cause the reported funded ratios for many government pension plans to decline even further. Kentucky’s funded ratio has been one of the lowest in the country, but reforms are in progress to improve funding levels.

A discussion of the performance of each of our funds for the six month period ended December 31, 2014 follows:

During the Reporting Period, longer-dated bonds outperformed shorter-dated bonds. This caused all of our Tax-Free Income Series funds to either perform in-line with or outperform the index. On the other hand, because of their shorter durations, our Tax-Free Short-to-Medium Series funds all significantly underperformed the index.

The Kentucky Tax-Free Income Series achieved a total return of 2.63 percent during the Reporting Period compared to a total return of 2.88 percent for the Barclays Capital Municipal Bond Index. The Kentucky Tax-Free Short-to-Medium Series achieved a total return of 0.56 percent during the Reporting Period compared to a total return of 2.88 percent for the Barclays Capital Municipal Bond Index.

The Tennessee Tax-Free Income Series achieved a total return of 3.16 percent during the Reporting Period compared to a total return of 2.88 percent for the Barclays Capital Municipal Bond Index. The Tennessee Tax-Free Short-to-Medium Series achieved a total return of 0.74 percent during the Reporting Period compared to 2.88 percent for the Barclays Capital Municipal Bond Index.

The North Carolina Tax-Free Income Series achieved a total return of 3.25 percent during the Reporting Period compared to 2.88 percent for the Barclays Capital Municipal Bond Index. The North Carolina Tax-Free Short-to-Medium Series achieved a total return of 0.41 percent during the Reporting Period compared to 2.88 percent for the Barclays Capital Municipal Bond Index.

The Alabama Tax-Free Income Series achieved a total a total return of 3.73 percent during the Reporting Period compared to 2.88 percent for the Barclays Capital Municipal Bond Index.

The Mississippi Tax-Free Income Series achieved a total return of 3.86 percent during the Reporting Period compared to 2.88 percent for the Barclays Capital Municipal Bond Index.

The Intermediate Government Bond Series achieved a total return of 2.59 percent during the Reporting Period compared to 0.96 percent for the Barclays Capital U.S. Government Intermediate Bond Index. The duration and average maturity of the fund is slightly longer than the index which caused it to outperform the index.

The Taxable Municipal Bond Series achieved a total return of 5.45 percent during the Reporting Period compared to 4.65 percent for the Barclays Capital Taxable Municipal Bond Index. The duration and average maturity of the fund is slightly longer than the index which caused it to outperform the index.

It should be noted that the Barclays Capital indices do not take into account any operating expenses or transaction costs. An investment cannot be made directly in an index.

Thank you for investing with Dupree Mutual Funds.

Total returns include changes in share price, reinvestment of dividends, and reinvestment of capital gains, if any. Performance data quoted represents past performance which is not a guarantee of future results. The opinions expressed herein are those of the funds’ portfolio management and are current as of December 31, 2014. Management’s opinions are not guarantees of performance or investment results and should not be taken as investment advice. You may lose money investing in the funds.

The illustrations below provide each Fund’s sector allocation and	Unaudited

summarize key information about each Fund’s investments.

Kentucky Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)*	% of Investments at Fair Value
Aaa/AAA	3.42%
Aa/AA	86.82%
A	8.58%
Baa/BBB	0.00%
Not Rated	1.18%

100.00%

COMPOSITION
% of Net Assets
Miscellaneous Public Improvement	26.87%
Municipal Utility Revenue	13.56%
Turnpikes and Toll Roads Revenue	11.23%
Prerefunded	11.04%
Refunded	9.19%
University Consolidated Education and Building Revenue	5.38%
Hospital and Healthcare Revenue	6.41%
School Improvements	6.36%
Public Facilities Revenue	2.99%
Escrowed to Maturity	2.44%
State and Local Mortgage Revenue	1.78%
Airport Revenue	0.81%
Miscellaneous Revenue	0.24%
Other Assets Less Liabilities	1.70%

100.00%

Kentucky Tax-Free Short-to-Medium Series
CREDIT QUALITY (reflects highest credit rating)*	% of Investments at Fair Value
Aaa/AAA	2.31%
Aa/AA	89.98%
A	7.71%

100.00%

COMPOSITION
% of Net Assets
Miscellaneous Public Improvement	26.15%
Turnpikes and Toll Roads Revenue	10.05%
School Improvements	16.55%
Refunded	13.72%
University Consolidated Education and Building Revenue	5.58%
Municipal Utility Revenue	8.77%
Public Facilities Revenue	2.74%
Hospital and Healthcare	2.70%
State and Local Mortgage Revenue	2.01%
Prerefunded	10.48%
Other Assets Less Liabilities	1.25%

100.00%

Alabama Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)*	% of Investments at Fair Value
Aaa/AAA	1.82%
Aa/AA	90.28%
A	5.98%
Baa/BBB	0.47%
Not Rated	1.45%

100.00%

COMPOSITION
% of Net Assets
University Consolidated Education and Building Revenue	18.57%
School Improvement Revenue	22.06%
Municipal Utility Revenue	17.30%
Public Facilities Revenue	13.46%
Miscellaneous Public Improvement	6.95%
Prerefunded	13.13%
Escrowed to Maturity	1.32%
Refunded	4.78%
State and Local Mortgage Revenue	0.49%
Industrial Revenue	0.10%
Other Assets Less Liabilities	1.84%

100.00%

Mississippi Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)*	% of Investments at Fair Value
Aaa/AAA	0.24%
Aa/AA	80.90%
A	17.06%
Baa/BBB	1.65%
Not Rated	0.15%

100.00%

COMPOSITION
% of Net Assets
University Consolidated Education and Building Revenue	27.07%
Public Facilities Revenue	16.35%
Turnpikes and Toll Roads Revenue	12.71%
Municipal Utility Revenue	16.56%
Miscellaneous Public Improvement	4.95%
School Improvement Revenue	4.67%
Hospital and Healthcare Revenue	3.58%
Refunded	2.00%
Prerefunded	8.18%
Airport Revenue	1.62%
State and Local Mortgage Revenue	0.24%
Escrowed to Maturity	0.09%
Other Assets Less Liabilities	1.98%

100.00%

The illustrations below provide each Fund’s sector allocation and	Unaudited

summarize key information about each Fund’s investments.

Tennessee Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)*	% of Investments at Fair Value
Aaa/AAA	6.10%
Aa/AA	85.79%
A	7.19%
Not Rated	0.92%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	43.36%
University Consolidated Education and Building Revenue	5.86%
Public Facilities Revenue	12.69%
Hospital and Healthcare Revenue	8.25%
Prerefunded	11.48%
Refunded	7.10%
State and Local Mortgage Revenue	3.74%
School Improvement Revenue	2.75%
Miscellaneous Public Improvement	2.08%
Escrowed to Maturity	0.10%
Industrial Revenue	0.88%
Other Assets Less Liabilities	1.71%

100.00%

Tennessee Tax-Free Short-to-Medium Series
CREDIT QUALITY (reflects highest credit rating)*	% of Investments at Fair Value
Aaa/AAA	3.52%
Aa/AA	72.99%
A	21.36%
Baa/BBB	2.13%

100.00%

COMPOSITION
% of Net Assets
Refunded	22.91%
Municipal Utility Revenue	16.82%
Miscellaneous Public Improvement	11.93%
Prerefunded	6.14%
School Improvement Revenue	8.19%
Hospital and Healthcare Revenue	6.84%
State and Local Mortgage Revenue	4.77%
University Consolidated Education and Building Revenue	5.00%
Public Facilities Revenue	14.54%
Escrowed to Maturity	0.25%
Other Assets Less Liabilities	2.61%

100.00%

North Carolina Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)*	% of Investments at Fair Value
Aaa/AAA	3.52%
Aa/AA	79.43%
A	14.75%
Baa/BBB	1.05%
Not Rated	1.25%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	19.82%
School Improvement Revenue	11.64%
University Consolidated Education and Building Revenue	19.64%
Public Facilities Revenue	8.66%
Hospital and Healthcare	11.25%
Refunding	6.94%
Miscellaneous Public Improvement	3.48%
Airport Revenue	4.36%
Prefunded	8.41%
Turnpikes and Toll Roads Revenue	1.97%
Lease Revenue	1.61%
Other Assets Less Liabilities	2.22%

100.00%

North Carolina Tax-Free Short-to-Medium Series
CREDIT QUALITY (reflects highest credit rating)*	% of Investments at Fair Value
Aaa/AAA	0.06%
Aa/AA	87.01%
A	11.16%
Not Rated	1.77%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	21.81%
School Improvement Revenue	16.35%
Prerefunded	12.59%
Public Facilities Revenue	14.18%
Refunded	10.97%
Miscellaneous Public Improvement	5.18%
University Consolidated Education and Building Revenue	6.89%
Hospital and Healthcare Revenue	5.10%
Airport Revenue	2.31%
Turnpikes and Toll Roads Revenue	1.41%
Lease Revenue	0.66%
State and Local Mortgage Revenue	0.46%
Escrowed to Maturity	0.20%
Other Assets Less Liabilities	1.89%

100.00%

The illustrations below provide each Fund’s sector allocation and	Unaudited

summarize key information about each Fund’s investments.

Intermediate Government Bond Series
CREDIT QUALITY (reflects highest credit rating)*	% of Investments at Fair Value
Aaa/AAA	100.00%

COMPOSITION
% of Net Assets
Federal Farm Credit	58.75%
Federal Home Loan Bank	34.11%
Federal National Mortgage Association	6.14%
Other Assets Less Liabilities	1.00%

100.00%

Taxable Municipal Bond Series
CREDIT QUALITY (reflects highest credit rating)*	% of Investments at Fair Value
Aaa/AAA	0.38%
Aa/AA	80.15%
A	19.47%

100.00%

COMPOSITION
% of Net Assets
Public Facilities Revenue	39.26%
Municipal Utility Revenue	24.75%
School Improvement Revenue	12.71%
Miscellaneous Public Improvement	9.98%
University Consolidated Education and Building Revenue	3.05%
Turnpikes and Toll Roads Revenue	4.82%
Hospital and Healthcare Revenue	2.26%
Marina/Port Authority Revenue	2.08%
Other Assets Less Liabilities	1.09%

100.00%

*	Bond ratings reflect the highest credit quality rating assigned to a specific bond by a Nationally Recognized Statistical Rating Organization (NRSRO)

v

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100% of Net Assets

December 31, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

SCHOOL IMPROVEMENT BONDS
22.06% of Net Assets
Morgan County AL Board of Education Capital Outlay Warrants	5.000%	03/01/2035	AA-*	$1,050,000	$1,171,090
Shelby County AL Board of Education Capital Outlay Warrants	5.000	02/01/2031	Aa2/A*	615,000	692,016
Madison County AL Board of Education Capital Outlay Tax	5.125	09/01/2034	Aa3/AA*	505,000	562,030
Jasper AL Warrants	5.000	03/01/2032	A2/AA*	450,000	513,891
Shelby County AL Board of Education Special Tax School Warrats	5.000	02/01/2025	Aa3/A+*	300,000	313,362
Madison County AL Board of Education Capital Outlay Tax	5.100	09/01/2028	Aa3/AA*	285,000	320,813
Alabaster AL Board of Education Special Tax Warrants	5.000	09/01/2039	A1/AA*	250,000	284,920
Troy AL Public Educational Building Authority Educational	5.250	12/01/2036	A2/AA*	225,000	254,336
Etowah County AL Board of Education Capital Outlay Warrants	5.000	09/01/2037	A+*	200,000	224,150
Mobile AL Public Education Building Authority	5.000	03/01/2033	A3/AA*/AA-@	200,000	214,810
Montgomery County AL Warrants	5.000	03/01/2028	Aa1/AA*	175,000	188,865
Opelika AL Warrants	5.000	11/01/2031	Aa2/AA*	150,000	170,789
Montgomery County AL Board of Education Capital Outlay School Warrants	5.000	09/01/2039	AA*	150,000	169,389
AL State Public School & College Authority Refinancing	5.000	05/01/2024	Aa1/AA*/AA+@	125,000	143,570
Madison County AL Board of Education Capital Outlay Tax	4.950	09/01/2025	Aa3/AA*	100,000	112,643
Sumter County AL Limited Obligation School Warrants	5.100	02/01/2034	A*	100,000	106,860
Sumter County AL Limited Obligation School Warrants	5.200	02/01/2039	A*	95,000	101,765
Phenix City AL School Warrants	5.000	08/01/2024	AA-*	80,000	86,546
Elmore County AL Public Education Cooperative	5.000	08/01/2032	Aa3	50,000	54,325

					5,686,170
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
18.57% of Net Assets
Auburn University AL General Fee Revenue	5.000	06/01/2038	Aa2/AA*	600,000	648,756
University of Southern AL University Revenues Facilities	5.000	08/01/2029	Aa1/AA+*	550,000	611,408
AL State Private Colleges & Universities Tuskegee University	4.750	09/01/2026	AA*	500,000	509,710
Tuscaloosa AL Public Education Building Authority Student Housing	6.750	07/01/2033	AA*	495,000	571,374
Jacksonville AL State University Revenue Tuition and Fee	5.125	12/01/2033	AA*	450,000	498,771
Auburn University AL General Fee Revenue	5.000	06/01/2033	Aa2/AA*	420,000	455,276
Tuscaloosa AL Public Education Building Authority Student Housing	6.375	07/01/2028	AA*	250,000	288,905
University of Alabama General Revenue	5.000	07/01/2034	Aa2/AA-*	250,000	277,918
University of AL Birmingham	5.000	10/01/2037	Aa2/AA-*	225,000	259,022
Auburn University General Fee Revenue	5.000	06/01/2036	Aa2/AA-*	150,000	169,632
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	Baa3	120,000	120,065
University South AL University Revenues Refunding Tuition	5.000	12/01/2029	Aa1/AA+*	105,000	112,870
AL State Board Education Bishop State Community College	4.600	01/01/2021	A1	100,000	100,254
University of South AL University Revenues Facilities Capital	4.750	08/01/2033	Aa1/AA+*	100,000	107,238
Auburn University AL General Fee Revenue	5.000	06/01/2022	Aa2/AA-*	50,000	56,091

					4,787,290
MUNICIPAL UTILITY REVENUE BONDS
17.30% of Net Assets
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2038	Aa2/AA*	550,000	621,462
Jasper AL Water Works and Sewer Board Utility Revenue	5.000	06/01/2030	A+*	455,000	512,771
Muscle Shoals AL Utilities Board Water and Sewer Revenue	5.750	12/01/2033	AA-*	430,000	495,532
Cullman AL Utility Board Water Revenue	4.750	09/01/2037	Aa3/AA*	400,000	432,744
Huntsville AL Water Systems Revenue Bonds	5.000	11/01/2033	Aa1/AAA*	300,000	332,871
Limestone County AL Water and Sewer Authority	5.000	12/01/2034	A+*	250,000	284,040
Opelika AL Water Board Revenue	5.000	06/01/2037	Aa3/AA*	250,000	279,110
West Morgan East Lawrence AL Water & Sewer Revenue	4.850	08/15/2035	AA*	250,000	271,063
Birmingham AL Waterworks Board Water Revenue	4.750	01/01/2036	Aa2/AA*	215,000	232,574
Chatom AL Industrial Board Gulf Opportunity Zone	5.000	08/01/2037	A3/AA*/A-@	150,000	166,617
Cullman County AL Water Revenue	5.000	05/01/2021	A3/AA-*	125,000	126,768
Bessemer AL Governmental Utility Services Water Supply	4.750	06/01/2033	A2	100,000	106,920
Fort Payne AL Waterworks Board Water Revenue	4.750	07/01/2034	AA-*	100,000	107,752
Phenix City AL Water and Sewer Revenue	5.000	08/15/2034	A3/AA*/AA-@	90,000	98,608
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2026	Aa2/AA*	80,000	93,014

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100% of Net Assets

December 31, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

Tallassee AL Water Gas and Sewer Warrants	5.125%	05/01/2036	A2/AA*	$75,000	$83,817
West Morgan East Lawrence AL Water and Sewer Revenue	4.750	08/15/2030	AA*	75,000	81,863
Opelika AL Water Board Revenue	5.250	06/01/2036	Aa3/A+*	70,000	79,428
Limestone County AL Water and Sewer Revenue	5.000	12/01/2029	A+*	50,000	52,000

					4,458,954
PUBLIC FACILITIES REVENUE BONDS
13.46% of Net Assets
Trussville AL Warrants	5.000	10/01/2039	Aa2/AA+*	1,220,000	1,386,384
Anniston AL Public Building Authority	5.000	03/01/2032	A2/AA*	400,000	444,240
Montgomery AL Warrants	5.000	02/01/2030	A1/AA*	300,000	337,113
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	250,000	279,478
Lowndes County AL Warrants	5.250	02/01/2037	A2/AA*	250,000	276,228
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa1/AA+*	245,000	266,001
Anniston AL Public Building Authority Revenue	5.500	05/01/2033	AA-*	200,000	231,618
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa1/AA+*	110,000	118,688
Montgomery County AL Public Building Authority	5.000	03/01/2031	Aa2	70,000	72,996
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	57,471

					3,470,217
PREREFUNDED BONDS
13.13% of Net Assets
AL State Public School & College Authority Capital Improvement	5.000	12/01/2025	Aa1/AA*	640,000	717,728
North Marshall AL Utilities Board Water Revenue	5.100	10/01/2030	AA*	375,000	430,249
University of AL General Revenue	5.000	07/01/2028	Aa2/AA-*/AA+@	325,000	346,980
Auburn University AL General Fee Revenue	5.000	06/01/2027	Aa2/AA*	300,000	330,630
University of AL General Revenue	5.000	07/01/2032	Aa2/AA-*/AA+@	275,000	293,598
Limestone County AL Water and Sewer Revenue	5.000	12/01/2029	NR	225,000	236,201
Tuscaloosa AL Warrants	5.000	01/01/2030	Aa1/AA+*	150,000	150,299
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa1/AA-*	130,000	142,579
Phenix City AL School Warrants	5.000	02/01/2017	NR	120,000	130,652
Albertville AL Warrants	5.000	02/01/2035	AA*	110,000	126,418
Montgomery County AL Public Building Authority	5.000	03/01/2031	Aa2/AA-*	105,000	110,768
AL State Public Schools & College Authority Capital Improvement	5.000	12/01/2024	Aa1/AA*	100,000	112,145
Montgomery AL Warrants	5.000	01/01/2023	A1/AA*	80,000	83,710
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa1/AA-*	65,000	71,289
Oxford AL Warrants	5.000	10/01/2036	Aa2	50,000	52,246
Auburn University AL General Fee Revenue	5.000	06/01/2032	Aa2/AA*	45,000	47,894

					3,383,386
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
6.95% of Net Assets
Mobile AL Refunding Warrants	5.000	02/15/2027	Aa2/A+*	335,000	384,734
Tuscaloosa AL Warrants	5.000	07/01/2034	Aa1/AA+*	300,000	350,358
Daphne AL Warrants	5.000	04/01/2023	Aa2/AA+*	250,000	264,000
Jasper AL Warrants	5.000	03/01/2031	A2/AA*	250,000	287,210
Tuscaloosa AL Warrants	5.000	10/15/2034	Aa1/AA+*	175,000	195,157
Tuscaloosa AL Warrants	5.125	01/01/2039	Aa1/AA+*	150,000	168,857
AL Incentives Financing Authority Special Obligation	5.000	09/01/2029	AA-*	125,000	142,044

					1,792,360
REFUNDING BONDS
4.78% of Net Assets
Northport AL Warrants	5.000	08/01/2040	AA-*	735,000	827,911
Tuscaloosa AL Warrants	5.000	01/01/2032	Aa1/AA+*	350,000	403,662

					1,231,573
ESCROWED TO MATURITY BONDS
1.32% of Net Assets
West Morgan — East Lawrence Water Authority AL Water Revenue	5.000	08/15/2025	A2/AA*	300,000	341,166

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100% of Net Assets

December 31, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

STATE AND LOCAL MORTGAGE/HOUSING BONDS
.49% of Net Assets
AL Housing Finance Authority Single Family Mortgage Revenue	5.375%	10/01/2033	Aaa	$120,000	$127,038

INDUSTRIAL REVENUE/POLLUTION CONTROL BONDS
.10% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	A*	25,000	24,998

Total Investments 98.16% of Net Assets (cost $23,706,220) (See (a) below for further explanation)					$25,303,152

Other assets in excess of liabilities 1.84%					471,767

Net Assets 100%					$25,774,919

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $23,706,099 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,597,887
Unrealized depreciation	(835)

Net unrealized appreciation	$1,597,052

Other Information

The following is a summary of the inputs used, as of December 31, 2014 involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	25,303,152
Level 3	Significant Unobservable Inputs	—

$25,303,152

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $23,706,220)		$25,303,152
Cash		230,933
Receivable for fund shares sold		37,000
Interest receivable		345,124

Total assets		25,916,209
LIABILITIES:
Payable for:
Distributions to shareholders	104,082
Fund shares redeemed	12,151
Investment advisory fee	9,348
Transfer agent fee	3,787
Trustee fees	481
Accrued expenses	11,441

Total liabilities		141,290

NET ASSETS:
Capital		24,244,682
Accumulated net investment income		120
Accumulated net realized loss on investment transactions		(66,815)
Net unrealized appreciation in value of investments		1,596,932

Net assets at value		$25,774,919

NET ASSET VALUE, offering price and redemption price per share (2,051,026 shares outstanding; unlimited number of shares authorized no par value)		$12.57

STATEMENT OF OPERATIONS

For the six months ended December 31, 2014

Net investment income:
Interest income	$502,298

Expenses:
Investment advisory fee	62,816
Transfer agent fee	18,101
Custodian expense	4,574
Professional fees	823
Trustees fees	1,228
Other expenses	11,471

Total expenses	99,013
Fees waived by Adviser	(9,752)
Custodian expense reduction	(7)

Net expenses	89,254

Net investment income	413,044

Realized and unrealized gain on investments:
Net realized gain	37,601
Net change in unrealized appreciation/depreciation	463,394

Net realized and unrealized gain on investments	500,995

Net increase in net assets resulting from operations	$914,039

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2014 and the year ended June 30, 2014	UNAUDITED

	Six Months Ended 12/31/2014	One Year Ended 06/30/2014
Operations:
Net investment income	$413,044	$776,635
Net realized gain/(loss) on investments	37,601	(104,413)
Net change in unrealized appreciation/depreciation	463,394	478,821

Net increase in net assets resulting from operations	914,039	1,151,043
Distributions from net investment income	(413,033)	(776,616)
Distributions from capital gains	—	(29,276)
Net fund share transactions (Note 4)	1,915,535	(1,286,648)

Total increase/(decrease)	2,416,541	(941,497)
Net assets:
Beginning of year	23,358,378	24,299,875

End of period	$25,774,919	$23,358,378

Accumulated Net Investment Income	$120	$109

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2014		For the years ended June 30,
			2014	2013	2012	2011	2010
Net asset value, beginning of year	$12.32		$12.10	$12.41	$11.72	$11.77	$11.40

Income from investment operations:
Net investment income	0.20		0.42	0.43	0.44	0.45	0.46
Net gains/(losses) on securities	0.25		0.23	(0.30)	0.70	(0.05)	0.37

Total from investment operations	0.45		0.65	0.13	1.14	0.40	0.83
Less distributions:
Distributions from net investment income	(0.20)		(0.42)	(0.43)	(0.44)	(0.45)	(0.46)
Distributions from capital gains	—		(0.01)	(0.01)	(0.01)	—	—

Total distributions	(0.20)		(0.43)	(0.44)	(0.45)	(0.45)	(0.46)

Net asset value, end of period	$12.57		$12.32	$12.10	$12.41	$11.72	$11.77

Total return	3.73%	(b)	5.56%	0.94%	9.81%	3.45%	7.40%
Net assets, end of period (in thousands)	$25,775		$23,358	$24,300	$22,911	$21,235	$19,853
Ratio of net expenses to average net assets (a)	0.72%	(c)	0.72%	0.70%	0.68%	0.60%	0.47%
Ratio of gross expenses to average net assets	0.80%	(c)	0.81%	0.78%	0.78%	0.78%	0.80%
Ratio of net investment income to average net assets	3.31%	(c)	3.48%	3.40%	3.59%	3.83%	3.94%
Portfolio turnover	5.84%	(b)	10.48%	6.46%	7.80%	4.70%	15.73%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

December 31, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
26.87% of Net Assets
KY State Property & Building #90	5.500%	11/01/2028	Aa3/A+*/A+@	$24,805,000	$28,347,650
KY State Property & Building #93	5.250	02/01/2029	Aa3/AA*/A+@	22,640,000	25,482,452
KY State Property & Building #87	5.000	03/01/2025	Aa3/AA-*/A+@	14,835,000	16,036,932
KY State Property & Building #89	5.000	11/01/2026	Aa3/AA*/A+@	13,390,000	15,081,157
KY State Property & Building #93	5.250	02/01/2028	Aa3/AA*/A+@	10,500,000	11,880,015
KY State Property & Building #87	5.000	03/01/2027	Aa3/AA-*/A+@	10,290,000	11,119,065
KY State Property & Building #100	5.000	08/01/2030	Aa3/A+*/A+@	9,980,000	11,427,000
KY State Property & Building #87	5.000	03/01/2026	Aa3/AA-*/A+@	8,230,000	8,894,902
Ky State Property & Building #93	5.250	02/01/2025	Aa3/AA*/A+@	7,250,000	8,298,060
KY State Property & Building #106	5.000	10/01/2030	Aa3/A+*/A+@	7,165,000	8,290,192
KY State Property & Building #106	5.000	10/01/2032	Aa3/A+*/A+@	6,275,000	7,208,218
KY Asset Liability Commission General Fund	5.000	05/01/2024	Aa3/AA-*/A+@	5,880,000	5,968,964
KY State Property & Building #88	4.750	11/01/2027	Aa3/AA-*/A+@	5,800,000	6,317,476
KY Asset Liability Commission Project Notes	5.000	05/01/2023	Aa3/AA-*/A+@	5,600,000	5,681,088
KY State Property & Building #87	5.000	03/01/2023	Aa3/AA-*/A+@	5,175,000	5,602,403
KY State Property & Building #100	5.000	08/01/2031	Aa3/A+*/A+@	5,100,000	5,826,189
KY State Property & Building #96	5.000	11/01/2029	Aa3/A+*/A+@	5,000,000	5,609,200
KY State Property & Building #89	5.000	11/01/2025	Aa3/AA*/A+@	5,000,000	5,639,500
KY State Property & Building #83	5.000	10/01/2017	Aa3/A+*/A+@	5,000,000	5,559,850
KY State Property & Building #106	5.000	10/01/2031	Aa3/A+*/A+@	4,910,000	5,660,592
KY State Property & Building #89	5.000	11/01/2027	Aa3/AA*/A+@	4,900,000	5,482,022
Ky State Property & Building #106	5.000	10/01/2033	Aa3/A+*/A+@	4,870,000	5,574,153
KY State Property & Building #106	5.000	10/01/2029	Aa3/A+*/A+@	4,130,000	4,820,164
KY State Property & Building #100	5.000	08/01/2028	Aa3/A+*/A+@	4,000,000	4,600,840
KY State Property & Building #87	5.000	03/01/2019	Aa3/AA-*/A+@	3,000,000	3,250,440
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	B*	3,000,000	3,210,600
KY State Property & Building #98	5.000	08/01/2021	Aa3/A+*/A+@	2,505,000	2,923,160
KY State Property & Building #100	5.000	08/01/2029	Aa3/A+*/A+@	2,500,000	2,865,725
KY State Property & Building #105	4.750	04/01/2033	A1/A+*/A@	2,310,000	2,574,795
KY State Property & Building #105	4.750	04/01/2032	A1/A+*/A@	2,205,000	2,464,551
KY State Property & Building #105	4.750	04/01/2031	A1/A+*/A@	2,110,000	2,369,804
KY Asset Liability Commission General Fund	5.000	05/01/2020	Aa3/AA-*/A+@	2,000,000	2,028,500
KY State Property & Building #100	5.000	08/01/2026	Aa3/A+*/A+@	2,000,000	2,316,200
KY State Property & Building #100	5.000	08/01/2027	Aa3/A+*/A+@	1,710,000	1,975,837
Lexington Fayette Urban County Government	5.000	01/01/2033	Aa2/AA*	1,685,000	2,004,763
KY State Property & Building #87	5.000	03/01/2022	Aa3/AA-*/A+@	1,665,000	1,801,763
KY State Property & Building #76	5.500	08/01/2021	Aa3/A+*/A+@	1,400,000	1,698,886
KY State Property & Building #88	5.000	11/01/2024	Aa3/AA-*/A+@	1,355,000	1,493,603
KY State Property & Building #90	5.380	11/01/2023	Aa3/A+*/A+@	1,200,000	1,376,916
KY Bond Corporation Finance Program	5.500	02/01/2031	AA-*	1,115,000	1,306,780
KY Asset Liability Commission	5.000	05/01/2025	Aa3/AA-*/A+@	1,000,000	1,014,550
KY Association of Counties	5.000	02/01/2032	AA-*	1,000,000	1,137,890
KY Association of Counties	5.000	02/01/2035	AA-*	995,000	1,126,629
Lexington Fayette Urban County Government	5.000	01/01/2028	Aa2/AA*	820,000	995,537
KY Association of Counties	5.000	02/01/2030	AA-*	625,000	714,694
KY State Property & Building #93	4.880	02/01/2028	Aa3/AA*/A+@	500,000	553,190
KY State Property & Building #93	5.000	02/01/2029	Aa3/AA*/A+@	500,000	557,695
Lexington Fayette Urban County Government	5.000	01/01/2029	Aa2/AA*	345,000	417,160
KY State Property & Building #91	5.750	04/01/2029	A1/A+*/A@	210,000	237,915

					266,825,667
MUNICIPAL UTILITY REVENUE BONDS
13.56% of Net Assets
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3/AA*/AA-@	27,730,000	31,873,971
Campbell and Kenton Counties Sanitary District No. 1	5.000	08/01/2037	Aa2/AA*	11,220,000	12,193,447
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2024	Aa3/AA*	7,000,000	7,778,120
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2025	Aa3/AA*	5,185,000	5,794,030

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

December 31, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

Louisville & Jefferson County Metropolitan Sewer District	5.000%	05/15/2026	Aa3/AA*	$4,775,000	$4,854,026
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2032	Aa3/AA*/AA-@	4,590,000	4,809,218
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2027	Aa2/AA*	4,385,000	4,802,847
Northern Ky Water District	5.000	02/01/2027	Aa3	4,315,000	4,959,877
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2026	Aa2/AA*	4,175,000	4,573,963
Northern KY Water District	5.000	02/01/2033	Aa3	3,580,000	4,007,022
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2025	Aa3/AA*/AA-@	3,270,000	3,460,739
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2026	Aa3/AA*/AA-@	3,230,000	3,417,954
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	Aa3/AA*	2,865,000	3,319,762
Louisville & Jefferson Co Metropolitan Sewer District	4.750	05/15/2036	Aa3/AA*	2,795,000	3,194,769
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2027	Aaa/AAA*/AAA@	2,500,000	2,909,375
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aa3/AA*	2,500,000	2,887,950
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2031	Aa3/AA*/AA-@	2,465,000	2,895,290
Campbell and Kenton Counties Sanitary District No. 1	5.000	08/01/2025	Aa2/AA*	2,395,000	2,627,722
Louisville & Jefferson Co Metropolitan Sewer	4.750	05/15/2035	Aa3/AA*	2,245,000	2,578,472
Louisville & Jefferson Co Metropolitan Sewer	4.750	05/15/2034	Aa3/AA*	2,230,000	2,571,547
KY Infrastructure Authority Waste water and Drinking Water	5.000	02/01/2028	Aaa/AAA*/AAA@	2,000,000	2,310,580
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2036	Aa3/AA*/AA-@	2,000,000	2,095,240
Northern KY Water District	6.500	02/01/2033	Aa3	1,585,000	1,845,368
Northern KY Water District	4.500	02/01/2022	Aa3	1,385,000	1,385,609
Louisville & Jefferson County Metropolitan Sewer	5.000	05/01/2025	Aa3	1,120,000	1,139,141
Kentucky Rural Water Financing Corporation	4.500	02/01/2023	A+*	1,085,000	1,253,218
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2024	Aa3	1,070,000	1,088,040
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aa3	1,020,000	1,037,238
Northern KY Water District	6.000	02/01/2028	Aa3	1,010,000	1,162,621
Northern KY Water District	6.000	02/01/2031	Aa3	1,000,000	1,151,110
Northern KY Water District	5.000	02/01/2026	Aa3	1,000,000	1,157,130
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2022	Aa3	975,000	991,361
Kentucky Rural Water Financing Corporation	4.500	02/01/2024	A+*	880,000	1,007,380
Owensboro Water Revenue	5.000	09/15/2025	A1	545,000	615,174
KY Rural Water Finance Corporation	5.130	02/01/2035	A+*	525,000	576,182
KY Rural Water Financial Corporation Public Project Revenue	5.380	02/01/2020	A+*	345,000	345,631

					134,671,124
TURNPIKES/TOLLROAD/HIGHWAY BONDS
11.23% of Net Assets
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA+*/A+@	10,035,000	11,431,069
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa2/AA+*/A+@	9,530,000	10,680,462
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2031	Aa2/AA+*/A+@	9,350,000	10,932,581
Ky State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa2/AA+*/A+@	8,755,000	10,197,824
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA+*/A+@	7,235,000	8,508,288
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA+*/A+@	5,165,000	6,002,505
KY Turnpike Authority Economic Development Road Revenue	5.000	07/01/2033	Aa2/AA+*/A+@	5,000,000	5,843,400
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa2/AA+*/A+@	4,930,000	5,819,865
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa2/AA+*/A+@	4,720,000	5,013,537
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa2/AA+*/A+@	4,440,000	5,072,167
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2/AA+*/A+@	3,775,000	4,431,926
Kentucky Asset Liability Highway Trust	5.000	09/01/2022	A2/AA*/A+@	3,500,000	4,049,640
KY Asset Liability Commission Federal Highway Trust	5.250	09/01/2025	A2/AA*/A+@	3,400,000	4,124,404
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2/AA+*/A+@	3,225,000	3,610,807
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa2/AA+*/A+@	3,080,000	3,518,530
KY State Turnpike Economic Development Road Revnue	5.000	07/01/2028	Aa2/AA+*/A+@	2,460,000	2,748,927
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa2/AA+*/A+@	1,845,000	2,134,517
KY Asset Liability Commission Federal Highway	5.250	09/01/2019	A2/AA*/A+@	1,765,000	2,057,867
KY Asset Liability Project	5.000	09/01/2021	A2/AA*/A+@	1,570,000	1,833,933
KY State Turnpike Economic Development	5.000	07/01/2024	Aa2/AA+*/A+@	1,500,000	1,798,095
KY State Turnpike Economic Developement Road Revenue	5.000	07/01/2030	Aa2/AA+*/A+@	1,465,000	1,718,430

					111,528,774

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

December 31, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

PREREFUNDED BONDS
11.04% of Net Assets
Louisville & Jefferson County Waterworks	5.000%	11/15/2031	Aaa/AAA*	$10,695,000	$11,594,877
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2026	Aa3/AA*	9,225,000	9,386,530
KY State Property & Building #85	5.000	08/01/2024	Aa3/AA*	8,300,000	8,527,669
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2023	Aa2/AA-*	8,075,000	8,362,228
Jefferson County KY School District Finance Corporation	4.630	07/01/2025	Aa2/AA*	7,545,000	8,014,224
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2024	Aa2/AA-*	7,405,000	7,668,396
Fayette County KY School District Finance Corporation	5.000	04/01/2025	Aa3/AA*	7,340,000	7,425,951
Fayette County KY School District Finance Corporation	5.000	04/01/2024	Aa3/AA*	6,985,000	7,066,794
KY State Property & Building #85	5.000	08/01/2020	Aa3/AA*	5,760,000	5,917,997
KY State Property & Building #85	5.000	08/01/2022	Aa3/AA*	5,200,000	5,342,636
Jefferson County KY School District Finance Corporation	5.000	07/01/2026	Aa2/AA*	5,025,000	5,365,645
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2025	Aa2/AA-*	3,700,000	3,831,609
Jefferson County KY School District Finance Corporation	4.500	07/01/2023	Aa2/AA*	2,500,000	2,652,350
KY State Property & Building #85	5.000	08/01/2025	Aa3/AA*	2,500,000	2,568,575
Knox County General Obligation	5.630	06/01/2036	NR	2,490,000	2,610,815
Louisville & Jefferson County KY Metropolitan Sewer District	5.000	05/15/2015	Aa3/AA*	2,165,000	2,202,909
Louisville & Jefferson County KY Metropolitan Sewer District	5.000	05/15/2015	Aa3/AA*	2,065,000	2,101,158
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2/AA+*/A+@	2,000,000	2,047,440
Louisville & Jefferson County Waterworks	5.000	11/15/2027	Aaa/AAA*	2,000,000	2,168,280
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2022	Aa2/AA+*/A+@	1,625,000	1,663,545
Louisville & Jefferson County Metropolitan Health — St. Marys	6.130	02/01/2037	NR	1,300,000	1,504,789
Campbell County KY School District Finance Corporation	4.500	08/01/2023	Aa3	980,000	1,042,220
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2023	Aa2/AA+*/A+@	575,000	588,639

					109,655,276
REFUNDED BONDS
9.19% of Net Assets
KY State Property & Building #83	5.250	10/01/2020	Aa3/A+*/A+@	24,220,000	28,749,624
KY State Property & Building #84	5.000	08/01/2022	Aa3/AA-*/A+@	18,000,000	21,460,680
KY State Property & Building #83	5.000	10/01/2018	Aa3/A+*/A+@	17,750,000	20,166,840
KY State Property & Building #84	5.000	08/01/2019	Aa3/AA-*/A+@	10,000,000	11,525,400
KY State Property & Building #80	5.250	05/01/2018	Aa3/AA-*/A+@	2,940,000	3,336,136
KY State Property & Building #104	5.000	11/01/2021	A1/A+*/A@	2,085,000	2,462,156
KY State Property & Building #104	5.000	11/01/2022	A1/A+*/A@	1,290,000	1,528,173
KY State Property & Building #80	5.250	05/01/2020	Aa3/AA-*/A+@	1,000,000	1,178,570
KY State Property & Building #102	5.000	05/01/2024	Aa3/A+*/A+@	405,000	476,612
KY State Property & Building #84	5.000	08/01/2021	Aa3/AA-*/A+@	310,000	367,093

					91,251,284
HOSPITAL AND HEALTHCARE BONDS
6.41% of Net Assets
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2035	A1/A*/A+@	14,785,000	16,354,428
Lexington-Fayette Urban County Government Public Facilities	5.000	06/01/2033	Aa3/A+*/A+@	5,000,000	5,496,900
KY Development Finance Authority — Baptist Healthcare	5.630	08/15/2027	A2/A+@	4,855,000	5,454,204
Louisville & Jefferson County Metropolitan Health — Norton Health	5.250	10/01/2036	A-*/A-@	3,460,000	3,619,368
Warren County Hospital	5.000	04/01/2028	A*	3,325,000	3,807,657
KY Development Finance Authority — St. Elizabeth	5.130	05/01/2029	AA*/AA@	2,750,000	3,038,668
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2031	A1/A*/A+@	2,750,000	3,072,520
KY Development Finance Authority — St. Elizabeth	5.380	05/01/2034	AA*/AA@	2,560,000	2,891,853
KY Development Finance Authority — Catholic Health	5.000	05/01/2029	A1/A*/A+@	2,500,000	2,502,875
KY Development Finance Authority — Catholic Health	5.000	05/01/2029	A1/A*/A+@	2,410,000	2,650,687
Pike County KY Mortgage Revenue-Phelps Regional Health	5.650	09/20/2027	NR	2,210,000	2,215,415
Louisville & Jefferson County Metropolitan Health — Norton Health	5.000	10/01/2030	A-*/A-@	2,000,000	2,085,020
Louisville & Jefferson County Metropolitan Health — Norton Health	5.500	10/01/2033	A-*/A-@	2,000,000	2,312,180
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2030	A1/A*/A+@	2,000,000	2,241,560
Lexington Fayette Urban County Government	5.250	06/01/2032	Aa3/A+*/A+@	1,500,000	1,703,205
KY Development Finance Authority — Baptist Heathcare	5.380	08/15/2024	A2/A+@	1,205,000	1,349,082

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

December 31, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

Lexington Fayette Urban County Government Healthcare	5.250%	06/01/2028	Aa3/A+*/A+@	$1,000,000	$1,155,020
KY Development Finance Authority — St. Elizabeth	5.500	05/01/2039	AA*/AA@	1,000,000	1,128,590
Louisville & Jefferson Metropolitan Government Health	5.000	10/01/2026	A-*/A-@	530,000	557,099

					63,636,331
SCHOOL IMPROVEMENT BONDS
6.36% of Net Assets
Jefferson County School District Finance Corporation	5.000	05/01/2034	Aa2/AA-*	5,405,000	6,341,578
Jefferson County School District Finance Corporation	5.000	05/01/2033	Aa2/AA-*	5,145,000	6,092,040
Scott County School District Finance Corporation	4.500	01/01/2025	Aa3	4,890,000	5,601,495
Fayette County School District Finance Corporation	5.000	10/01/2033	A1/A+*	4,385,000	5,033,498
Jefferson County KY School District Finance Corporation	4.750	12/01/2026	Aa2/AA*	3,770,000	4,047,397
Fayette County School District Finance Corporation	5.000	06/01/2031	A1/A+*	3,705,000	4,178,277
Fayette County School District Finance Corporation	5.000	10/01/2029	A1/A+*	3,660,000	4,277,808
Fayette County School District Finance Corporation	5.000	10/01/2032	A1/A+*	3,615,000	4,164,625
Franklin County School Building Revenue	4.750	05/01/2027	Aa3	3,570,000	3,851,245
Kenton County School District Finance Corporation	5.000	02/01/2029	Aa3	3,270,000	3,631,041
Laurel County KY School District Finance Corporation	4.630	08/01/2026	Aa3	3,150,000	3,296,822
Jefferson County School District Finance Corporation	4.750	06/01/2027	Aa2/AA-*	3,000,000	3,191,430
Fayette County School District Finance Corporation	5.000	10/01/2028	A1/A+*	2,875,000	3,372,461
Fayette County School District Finance Corporation	4.750	11/01/2031	Aa3/A+*	1,730,000	2,011,696
Hardin County School District Finance Corporation	4.750	06/01/2027	Aa3	1,250,000	1,352,263
Laurel County KY School District Finance Corporation	4.750	06/01/2026	Aa3	1,000,000	1,079,070
Shelby County KY School District Finance Corporation	5.000	02/01/2028	Aa3	500,000	551,705
Hardin County School District Finance Corporation	5.000	05/01/2031	Aa3	470,000	531,359
Hardin County School District Finance Corporation	5.000	05/01/2030	Aa3	450,000	509,864

					63,115,674
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.38% of Net Assets
University of Kentucky General Receipts	5.000	04/01/2038	Aa2/AA-*	7,395,000	8,588,109
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2026	Aa2/AA-*	6,090,000	6,724,517
Ky Asset Liability Commission University of KY Project Note	5.000	10/01/2024	Aa2/AA-*	5,445,000	6,018,576
Boyle County KY College Improvement — Centre College — A	4.750	06/01/2032	A3/AA*	5,330,000	5,691,001
University of Kentucky General Receipts	5.000	04/01/2036	Aa2/AA-*	4,820,000	5,631,592
University of Kentucky General Receipts	5.000	04/01/2037	Aa2/AA-*	3,815,000	4,447,260
Louisville & Jefferson County Univeristy of Louisville	4.750	03/01/2028	Aa3/AA-*	3,250,000	3,554,265
University of Louisville	5.000	09/01/2031	Aa3/AA-*	2,580,000	2,961,788
Western KY University	4.750	09/01/2033	Aa3/A+*	2,505,000	2,878,496
University of Louisville General Receipts	5.000	09/01/2029	Aa3/AA-*	2,280,000	2,634,016
Louisville & Jefferson County University of Louisville Housing	5.000	06/01/2025	NR	2,030,000	2,059,110
Western KY University	5.000	05/01/2032	Aa3/A+*	1,500,000	1,710,945
University of Louisville	5.000	09/01/2030	Aa3/AA-*	440,000	506,563

					53,406,238
PUBLIC FACILITIES REVENUE BONDS
2.99% of Net Assets
Wolfe County Public Property	5.000	04/01/2030	Aa3	2,855,000	3,215,986
Louisville & Jefferson County Metropolitan Parking	5.750	12/01/2034	Aa2/AA*	2,750,000	3,253,195
Franklin County Public Properties Justice Center	5.000	04/01/2029	Aa3	2,630,000	2,974,030
Warren County Downtown Economic Development Authority	5.000	06/01/2038	AA-*	2,345,000	2,621,945
Taylor County Detention Facility	4.750	09/01/2027	Aa3	2,110,000	2,229,954
River City, Inc. Parking Authority	5.000	06/01/2033	Aa2/AA*	1,395,000	1,605,617
River City Inc. Parking Authority	4.750	06/01/2031	Aa2/AA*	1,270,000	1,445,336
Owensboro Public Property	4.500	04/01/2034	A1	1,165,000	1,261,101
River City Inc. Parking Authority	4.750	06/01/2029	Aa2/AA*	1,160,000	1,327,608
River City Inc. Parking Authority	5.000	06/01/2032	Aa2/AA*	1,130,000	1,308,811
Bracken County Public Properties	5.000	08/01/2030	Aa3	1,110,000	1,257,286
River City, Inc. Parking Authority	5.000	06/01/2031	Aa2/AA*	1,080,000	1,252,649
River City, Inc. Parking Authority	4.750	06/01/2030	Aa2/AA*	1,025,000	1,170,622

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

December 31, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

River City Inc. Parking Authority	4.750%	06/01/2029	Aa2/AA*	$980,000	$1,121,600
River City, Inc. Parking Authority	4.750	06/01/2028	Aa2/AA*	940,000	1,077,334
Bracken County Public Property	5.000	08/01/2029	Aa3	840,000	950,384
River City, Inc. Parking Authority	4.750	06/01/2027	Aa2/AA*	750,000	862,005
Louisville & Jefferson County Metropolitan Parking Authority	5.000	12/01/2022	Aa2/AA*	625,000	722,519

					29,657,982
ESCROWED TO MATURITY BONDS
2.44% of Net Assets
Jefferson County KY Health Facilities — Alliant Health	5.130	10/01/2018	AA-*	19,590,000	20,670,389
Jefferson County KY Health Facilities — Alliant Health	5.130	10/01/2017	AA-*	3,455,000	3,589,745

					24,260,134
STATE AND LOCAL MORTGAGE/HOUSING BONDS
1.78% of Net Assets
KY Housing Corporation	4.750	07/01/2035	Aaa/AAA*	4,140,000	4,387,199
KY Housing Corporation	4.850	07/01/2029	Aaa/AAA*	3,200,000	3,395,520
KY Economic Development Finance Authority — Christian Care	5.380	11/20/2035	AA+*	1,905,000	1,997,450
KY Housing Corporation	4.900	07/01/2028	Aaa/AAA*	1,745,000	1,812,322
KY Housing Corporation	4.880	07/01/2023	Aaa/AAA*	1,535,000	1,595,065
KY Housing Corporation	4.750	07/01/2032	Aaa/AAA*	1,265,000	1,300,964
KY Housing Corporation	5.150	07/01/2039	Aaa/AAA*	1,045,000	1,045,752
KY Housing Corporation Country Place Apartments	4.750	04/20/2031	AA+*	935,000	1,008,444
KY Housing Corporation	5.000	07/01/2033	Aaa/AAA*	790,000	815,264
Greater KY Housing Assistance Corporation — Chenowith Woods	6.100	01/01/2024	A3/AA-*	360,000	360,230

					17,718,210
AIRPORT BONDS
.81% of Net Assets
Lexington Fayette Urban County Airport Board	5.000	07/01/2038	Aa2/AA*	1,720,000	1,908,041
Lexington Fayette Urban County Airport Board	5.000	07/01/2033	Aa2/AA*	1,520,000	1,713,025
Lexington Fayette Urban County Airport Board	5.000	07/01/2032	Aa2/AA*	1,430,000	1,616,701
Lexington Fayette Urban County Airport Board	5.000	07/01/2030	Aa2/AA*	1,250,000	1,421,288
Lexington-Fayette Urban County Airport Board	5.000	07/01/2028	Aa2/AA*	1,170,000	1,373,276

					8,032,331
MISCELLANEOUS REVENUE BONDS
.24% of Net Assets
KY State Property & Building #106	5.000	10/01/2028	Aa3/A+*/A+@	2,030,000	2,374,369

Total Investments 98.30% of Net Assets (cost $911,200,780) (See (a) below for further explanation)					$976,133,394

Other assets in excess of liabilities 1.70%					16,987,757

Net Assets 100%					$993,121,151

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated

#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $911,158,635 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$65,182,729
Unrealized depreciation	(207,970)

Net unrealized appreciation	$64,974,759

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

December 31, 2014

Other Information

The following is a summary of the inputs used, as of December 31, 2014 involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	976,133,394
Level 3	Significant Unobservable Inputs	—

$976,133,394

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $911,200,780)		$976,133,394
Cash		9,664,714
Receivable for fund shares sold		390,103
Interest receivable		12,868,319

Total assets		999,056,530
LIABILITIES:
Payable for:
Investments purchased	1,406,411
Distributions to shareholders	3,512,935
Fund shares redeemed	227,618
Investment advisory fee	314,486
Transfer agent fee	100,777
Trustees fees	53,983
Accrued expenses	319,169

Total liabilities		5,935,379

NET ASSETS:
Capital		928,047,563
Accumulated net investment income		42,145
Accumulated net realized gain on investment transactions		98,829
Net unrealized appreciation in value of investments		64,932,614

Net assets at value		$993,121,151

NET ASSET VALUE, offering price and redemption price per share (124,761,063 shares outstanding; unlimited number of shares authorized no par value)		$7.96

STATEMENT OF OPERATIONS

For the six months ended December 31, 2014

Net investment income:
Interest income	$19,087,949

Expenses:
Investment advisory fee	1,856,243
Transfer agent fee	594,289
Custodian expense	50,302
Professional fees	108,859
Trustees fees	49,609
Other expenses	69,173

Total expenses	2,728,475
Custodian expense reduction	(288)

Net expenses	2,728,187

Net investment income	16,359,762

Realized and unrealized gain on investments:
Net realized gain	120,997
Net change in unrealized appreciation/depreciation	8,494,531

Net realized and unrealized gain on investments	8,615,528

Net increase in net assets resulting from operations	$24,975,290

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2014 and the year ended June 30, 2014	UNAUDITED

	Six Months Ended 12/31/2014	One Year Ended 06/30/2014
Operations:
Net investment income	$16,359,762	$32,487,756
Net realized gain on investments	120,997	1,367,897
Net change in unrealized appreciation/depreciation	8,494,531	18,191,482

Net increase in net assets resulting from operations	24,975,290	52,047,135
Distributions from net investment income	(16,355,297)	(32,479,238)
Distributions from capital gains	(402,816)	(1,302,574)
Net fund share transactions (Note 4)	15,354,755	3,007,520

Total increase	23,571,932	21,272,843
Net assets:
Beginning of year	969,549,219	948,276,376

End of period	$993,121,151	$969,549,219

Accumulated Net Investment Income	$42,145	$37,777

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2014		For the years ended June 30,
			2014	2013	2012	2011	2010
Net asset value, beginning of year	$7.89		$7.74	$7.99	$7.63	$7.67	$7.49

Income from investment operations:
Net investment income	0.13		0.27	0.27	0.28	0.29	0.29
Net gains/(losses) on securities	0.07		0.16	(0.25)	0.39	(0.02)	0.20

Total from investment operations	0.20		0.43	0.02	0.67	0.27	0.49
Less distributions:
Distributions from net investment income	(0.13)		(0.27)	(0.27)	(0.28)	(0.29)	(0.29)
Distributions from capital gains	0.00	(b)	(0.01)	0.00 (b)	(0.03)	(0.02)	(0.02)

Total distributions	(0.13)		(0.28)	(0.27)	(0.31)	(0.31)	(0.31)

Net asset value, end of period	$7.96		$7.89	$7.74	$7.99	$7.63	$7.67

Total return	2.63%	(c)	5.65%	0.17%	8.97%	3.57%	6.58%
Net assets, end of period (in thousands)	$993,121		$969,549	$948,276	$989,404	$896,625	$882,897
Ratio of net expenses to average net assets (a)	0.56%	(d)	0.57%	0.57%	0.57%	0.58%	0.58%
Ratio of gross expenses to average net assets	0.56%	(d)	0.57%	0.57%	0.57%	0.58%	0.58%
Ratio of net investment income to average net assets	3.35%	(d)	3.45%	3.35%	3.60%	3.78%	3.81%
Portfolio turnover	1.69%	(c)	9.43%	7.02%	8.39%	11.42%	4.76%

(a)	Percentages are after custodian reduction for which no recovery will be sought.
(b)	Rounds to less than $0.01.
(c)	Not annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

December 31, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
26.15% of Net Assets
KY State Property & Building #87	5.000%	03/01/2020	Aa3/AA-*/A+@	$4,500,000	$4,876,684
KY State Property & Building #89	5.000	11/01/2015	Aa3/AA*/A+@	2,230,000	2,316,970
KY State Property & Building #76	5.500	08/01/2018	Aa3/A+*/A+@	1,415,000	1,624,010
KY Asset Liability Commission	5.000	05/01/2016	Aa3/AA-*/A+@	1,000,000	1,014,860
KY State Property & Building #88	5.000	11/01/2015	Aa3/AA-*/A+@	955,000	992,245
KY State Property & Building #87	5.000	03/01/2017	Aa3/AA-*/A+@	850,000	924,792
KY State Property & Building #85	5.000	08/01/2016	Aa3/AA*/A+@	835,000	856,852
KY State Property & Building #106	5.000	10/01/2021	Aa3/A+*/A+@	750,000	890,865
KY State Property & Building #106	5.000	10/01/2025	Aa3/A+*/A+@	750,000	891,968
KY State Property & Building #93	5.250	02/01/2018	Aa3/A+*/A+@	510,000	573,653
KY State Property & Building #94	5.000	05/01/2017	Aa2/A+*/A+@	500,000	546,125
KY State Property & Building #100	5.000	08/01/2017	Aa3/A+*/A+@	500,000	552,090
KY State Property & Building #100	5.000	08/01/2025	Aa3/A+*/A+@	500,000	581,695
KY Association of Counties	4.250	02/01/2017	AA-*	500,000	523,255
KY State Property & Building #90	5.000	11/01/2020	Aa3/A+*/A+@	495,000	562,667
KY Association of Counties	4.250	02/01/2019	AA-*	255,000	282,566
KY State Property & Building #90	5.000	11/01/2015	Aa3/A+*/A+@	250,000	259,708
KY State Property & Building #90	5.000	11/01/2018	Aa3/A+*/A+@	250,000	284,475
KY State Property & Building #95	5.000	08/01/2017	Aa3/A+*/A+@	200,000	220,946
KY State Property & Building #89	5.000	11/01/2020	Aa3/AA*/A+@	200,000	227,018
KY State Property & Building #90	5.750	11/01/2019	Aa3/A+*/A+@	200,000	233,498
KY State Property & Building #93	5.250	02/01/2021	Aa3/AA*/A+@	200,000	230,798
KY State Property & Building #76	5.500	08/01/2017	Aa3/A+*/A+@	190,000	212,215
KY Association of Counties	4.000	02/01/2018	AA-*	115,000	124,681
KY State Property & Building #100	5.000	08/01/2019	Aa3/A+*/A+@	100,000	115,397
KY State Property & Building #87	5.000	03/01/2018	Aa3/AA-*/A+@	100,000	108,506
KY State Property & Building #89	3.750	11/01/2017	Aa3/AA*/A+@	100,000	107,954
KY State Property & Building #83	5.000	10/01/2017	Aa3/A+*/A+@	100,000	111,197

					20,247,690
SCHOOL IMPROVEMENT BONDS
16.55% of Net Assets
Oldham County School Building Corporation	4.375	06/01/2018	Aa3	2,570,000	2,763,778
Hardin County School District Finance Corporation	4.000	02/01/2019	Aa3	1,475,000	1,477,685
Warren County KY School District Finance Corporation	4.000	02/01/2016	Aa3	1,330,000	1,379,928
Fayette County School District Finance Corporation	4.000	06/01/2022	A1/A+*	1,000,000	1,104,630
Warren County KY School District Finance Corporation	4.000	02/01/2015	Aa3	785,000	787,347
KY Interlocal School Transportation Assistance Equipment	3.750	03/01/2015	Aa3	770,000	771,586
Warren County School District Finance Corporation	4.000	06/01/2022	Aa3	725,000	810,159
Fayette County School District Finance Corporation	5.000	06/01/2023	Aa3/A+*	500,000	601,910
Pendleton County School District Finance Corporation	4.000	02/01/2020	Aa3	450,000	471,564
Bullitt County School District Finance Corporation	5.000	09/01/2022	Aa3	300,000	356,625
Corbin KY Independent School District	4.000	02/01/2018	Aa3	300,000	313,620
Breathitt County School District Finance Corporation	3.875	07/01/2017	Aa3	280,000	284,175
Fayette County School District Finance Corporation	4.375	05/01/2021	A1/AA*	200,000	212,800
Hazard KY Independent School District Finance Corporation	3.850	09/01/2017	Aa3	200,000	203,790
Jefferson County School District Finance Corporation	5.250	01/01/2017	Aa2/AA*	200,000	216,832
Grant County School District Finance Corporation	3.750	06/01/2017	Aa3	190,000	198,465
Johnson County School District Finance Corporation	3.000	12/01/2019	Aa3	180,000	192,044
Gallatin County School District Finance Corporation	4.000	05/01/2016	Aa3	175,000	182,865
Fayette County KY School District Finance Corporation	4.000	06/01/2019	A1/AA*	140,000	143,835
Warren Co School District Finance Corporation	4.000	04/01/2018	Aa3	125,000	135,788
Daviess Co School District Finance Corporation	4.250	08/01/2019	Aa3	100,000	107,390
Jessamine County KY School District	4.100	01/01/2018	Aa3	100,000	100,015

					12,816,831

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

December 31, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDED BONDS
13.72% of Net Assets
KY State Property & Building #82	5.250%	10/01/2015	Aa3/AA*/A+@	$2,525,000	$2,618,173
KY State Property & Building #83	5.000	10/01/2019	Aa3/A+*/A+@	1,750,000	2,025,415
KY State Property & Building #82	5.250	10/01/2017	Aa3/AA*/A+@	1,260,000	1,410,356
KY State Property & Building #101	5.000	10/01/2019	Aa3/A+*/A+@	1,050,000	1,215,249
KY State Property & Building #84	5.000	08/01/2019	Aa3/AA-*/A+@	1,000,000	1,152,540
KY State Property & Building #104	5.000	11/01/2021	A1/A+*/A@	1,000,000	1,180,890
KY State Property & Building #83	5.000	10/01/2016	Aa3/A+*/A+@	775,000	834,691
Lexington Fayette Urban County Government Public Property	4.000	05/01/2017	Aa2/AA*	180,000	190,597

					10,627,911
PREREFUNDED BONDS
10.48% of Net Assets
KY Asset Liability Project Notes	5.000	09/01/2016	A2/AA*/A+@	2,000,000	2,015,500
KY Asset Liability Project Notes	4.400	10/01/2019	Aa2/AA-*	1,750,000	1,804,373
KY Asset Liability University of Kentucky Project Notes	5.000	10/01/2016	Aa2/AA-*	1,250,000	1,294,463
KY Turnpike Authority Economic Development	5.000	07/01/2019	Aa2/AA+*/A+@	1,250,000	1,279,525
Campbell County School District Finance Corporation	4.375	08/01/2019	Aa3	875,000	928,830
Louisville & Jefferson County Metropolitan Sanitary Sewer	5.000	05/15/2015	Aa3/AA*	325,000	330,691
Jefferson County School District School Building Revenue	4.250	07/01/2017	Aa2/AA*	175,000	184,849
Boone County School District Finance Corporation	4.000	08/01/2018	Aa3	145,000	148,158
Ky Asset Liability University of Kentucky Project Notes	4.450	10/01/2020	Aa2/AA-*	125,000	128,931

					8,115,320
TURNPIKES/TOLLROAD/HIGHWAY BONDS
10.05% of Net Assets
KY Turnpike Authority Economic Development	5.000	07/01/2017	Aa2/AA+*/A+@	2,570,000	2,733,015
KY Asset Liability Project Notes	5.000	09/01/2017	A2/AA*/A+@	1,500,000	1,659,150
KY Turnpike Economic Authority Economic Development	5.000	07/01/2024	Aa2/AA+*/A+@	1,000,000	1,175,340
KY Turnpike Authority Economic Development	5.000	07/01/2016	Aa2/AA+*/A+@	750,000	800,723
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2023	Aa2/AA+*/A+@	600,000	724,788
KY Asset Liability Project Notes	5.000	09/01/2015	A2/AA*/A+@	275,000	283,619
KY Asset Liability Project Notes	4.500	09/01/2016	A2/AA*/A+@	175,000	186,240
KY Turnpike Authority Economic Development	4.125	07/01/2019	Aa2/AA+*/A+@	105,000	114,778
KY State Turnpike Economic Development	5.000	07/01/2024	Aa2/AA+*/A+@	85,000	101,892

					7,779,545
MUNICIPAL UTILITY REVENUE BONDS
8.77% of Net Assets
Louisville & Jefferson County Municipal Sewer	5.000	05/15/2018	Aa3/AA*/AA-@	1,220,000	1,292,724
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2015	Aa3/AA*	1,000,000	1,017,350
Northern KY Water	5.000	02/01/2026	Aa3	815,000	967,348
KY Rural Water Finance Corporation	3.000	08/01/2019	A+*	545,000	571,678
KY State Rural Water Corporation	3.000	02/01/2018	A+*	530,000	553,537
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2015	Aa3/AA*	500,000	508,755
Lawrenceburg Water and Sewer	3.000	10/01/2018	A1	375,000	390,270
Kentucky Rural Water Finance Corporation	3.000	02/01/2018	A+*	300,000	313,137
Bourbon County Public Project	3.800	02/01/2019	A2	260,000	269,771
Kentucky Rural Water Finance Corporation	3.000	02/01/2019	A+*	250,000	261,455
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2025	Aaa/AAA*/AAA@	175,000	207,984
Louisville & Jefferson County Metropolitan Sanitary Sewer	5.000	05/15/2016	Aa3/AA*	175,000	177,937
KY State Rural Water Finance Corporation	4.500	08/01/2021	A3/AA-*	100,000	107,943
Louisville & Jefferson County Municipal Sewer	5.000	05/15/2016	Aa3/AA*	100,000	106,160
KY Rural Water Finance Corporation	3.625	02/01/2016	A3/AA-*	45,000	45,139

					6,791,188

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

December 31, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.58% of Net Assets
Western Ky University	4.000%	09/01/2017	Aa3/AA*	$2,145,000	$2,315,077
KY Asset Liability Commission University of KY Project	5.000	10/01/2019	Aa2/AA-*	320,000	355,462
Morehead State University	5.000	10/01/2022	Aa3	310,000	370,794
Louisville & Jefferson County University of Louisville	4.000	03/01/2020	Aa3/AA-*	300,000	321,756
Western KY University	4.000	09/01/2020	Aa3/AA-*	290,000	307,858
Boyle County Centre College	5.000	06/01/2018	A3/AA*	200,000	217,898
Boyle County College — Center College	5.000	06/01/2020	A3/AA*	150,000	162,899
Northern Ky University General Receipts	4.000	09/01/2018	Aa3/A+*	150,000	164,510
KY Asset Liability — University of Kentucky	4.000	10/01/2019	Aa2/AA-*	100,000	104,958

					4,321,212
PUBLIC FACILITIES REVENUE BONDS
2.74% of Net Assets
Lexington-Fayette Urban County Government Public Facilities	4.000	10/01/2018	Aa3	1,540,000	1,615,799
Whitley County Public Properties — Justice Center	3.375	09/01/2019	Aa3	200,000	216,086
Adair County Public Properties	4.000	12/01/2022	Aa3	170,000	181,429
Todd County Public Properties — Court House Facilities	3.250	06/01/2019	Aa3	100,000	107,096

					2,120,410
HOSPITAL AND HEALTHCARE
2.70% of Net Assets
Warren County Hospital	5.000	04/01/2023	A*	500,000	584,520
KY Development Finance Authority — St. Elizabeth	5.000	05/01/2015	AA*/AA@	400,000	406,176
Warren County Hospital	4.000	04/01/2020	A*	270,000	291,597
KY Economic Development Finance Authority — Catholic Health	4.000	05/01/2015	A1/A*/A+@	250,000	250,278
Ky Asset Liability Comission Revenue University of Kentucky	4.125	10/01/2019	Aa2/AA-*	150,000	160,314
KY State Asset/Liability Commission University of Kentucky	5.000	10/01/2020	Aa2/AA-*	150,000	166,362
KY Economic Development — Baptist Healthcare System	4.750	08/15/2019	A2/A+@	110,000	120,841
KY State Asset/Liability Commission General Receipts	4.000	10/01/2018	Aa2/AA-*	105,000	112,839

					2,092,927
STATE AND LOCAL MORTGAGE/HOUSING BONDS
2.01% of Net Assets
KY Housing Corporation	4.875	07/01/2023	Aaa/AAA*	1,500,000	1,558,695

Total Investments 98.75% of Net Assets (cost $73,891,954) (See (a) below for further explanation)					$76,471,729

Other assets in excess of liabilities 1.25%					967,754

Net Assets 100%					$77,439,483

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $73,891,954 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$2,584,560
Unrealized depreciation	(4,785)

Net unrealized appreciation	$2,579,775

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

December 31, 2014

Other Information

The following is a summary of the inputs used, as of December 31, 2014 involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	76,471,729
Level 3	Significant Unobservable Inputs	—

$76,471,729

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $73,891,954)		$76,471,729
Cash		86,141
Interest receivable		1,009,554

Total assets		77,567,424
LIABILITIES:
Payable for:
Distributions to shareholders	53,918
Fund shares redeemed	719
Investment advisory fee	33,194
Transfer agent fee	15,118
Trustees fees	3,474
Accrued expenses	21,507

Total liabilities		127,930

NET ASSETS:
Capital		75,492,944
Accumulated net realized loss on investment transactions		(633,225)
Net unrealized appreciation in value of investments		2,579,775

Net assets at value		$77,439,494

NET ASSET VALUE, offering price and redemption price per share (14,316,921 shares outstanding; unlimited number of shares authorized no par value)		$5.41

STATEMENT OF OPERATIONS

For the six months ended December 31, 2014

Net investment income:
Interest income	$1,178,462

Expenses:
Investment advisory fee	201,285
Transfer agent fee	51,333
Custodian expense	8,964
Professional fees	14,125
Trustees fees	4,139
Other expenses	12,725

Total expenses	292,571
Custodian expense reduction	(23)

Net expenses	292,548

Net investment income	885,914

Realized and unrealized gain/(loss) on investments:
Net realized gain	107,806
Net change in unrealized appreciation/depreciation	(611,131)

Net realized and unrealized loss on investments	(503,325)

Net increase in net assets resulting from operations	$382,589

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2014 and the year ended June 30, 2014	UNAUDITED

	Six Months Ended 12/31/2014	One Year Ended 06/30/2014
Operations:
Net investment income	$885,914	$1,803,910
Net realized gain on investments	107,806	55,994
Net change in unrealized appreciation/depreciation	(611,131)	133,435

Net increase in net assets resulting from operations	382,589	1,993,339
Distributions from net investment income	(885,914)	(1,803,910)
Net fund share transactions (Note 4)	(4,275,028)	(7,374,087)

Total decrease	(4,778,353)	(7,184,658)
Net assets:
Beginning of year	82,217,847	89,402,505

End of period	$77,439,494	$82,217,847

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2014		For the years ended June 30,
			2014	2013	2012	2011	2010
Net asset value, beginning of year	$5.44		$5.43	$5.54	$5.39	$5.36	$5.25

Income from investment operations:
Net investment income	0.06		0.12	0.12	0.12	0.13	0.15
Net gains/(losses) on securities	(0.03)		0.01	(0.11)	0.15	0.03	0.11

Total from investment operations	0.03		0.13	0.01	0.27	0.16	0.26
Less distributions:
Distributions from net investment income	(0.06)		(0.12)	(0.12)	(0.12)	(0.13)	(0.15)

Net asset value, end of period	$5.41		$5.44	$5.43	$5.54	$5.39	$5.36

Total return	0.56%	(b)	2.35%	0.11%	5.10%	3.04%	4.99%
Net assets, end of period (in thousands)	$77,439		$82,218	$89,403	$89,528	$72,405	$69,166
Ratio of net expenses to average net assets (a)	0.73%	(c)	0.74%	0.72%	0.73%	0.72%	0.72%
Ratio of gross expenses to average net assets	0.73%	(c)	0.74%	0.72%	0.73%	0.72%	0.72%
Ratio of net investment income to average net assets	2.22%	(c)	2.14%	2.12%	2.22%	2.44%	2.80%
Portfolio turnover	2.42%	(b)	9.06%	6.63%	4.73%	15.37%	20.26%

(a)	Percentages are after custodian reduction for which no recovery will be sought.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100% of Net Assets

December 31, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
27.07% of Net Assets
Southern Mississippi Educational Building Corporation	5.000%	03/01/2038	Aa2/AA@	$600,000	$677,052
MS State University Educational Building Corporation	5.250	08/01/2038	Aa2/AA@	300,000	349,503
MS Development Bank Special Obligation Hinds Community	5.000	04/01/2036	A2/AA*	250,000	277,538
University of Mississippi Educational Building Corporation	5.000	10/01/2028	Aa2/AA@	200,000	231,006
Jackson State University Education Building	5.000	03/01/2034	Aa2/AA-*	175,000	195,806
MS State University Educational Building Corporation Revenue	5.000	08/01/2036	Aa2/AA@	175,000	195,874
MS Development Bank Special Obligation Jones County Junior	5.000	03/01/2033	AA*	150,000	165,309
University Southern MS Education Building Athletics	5.000	03/01/2034	Aa2	105,000	112,804
MS Development Bank Special Obligation Hinds College	5.125	10/01/2028	Aa2	100,000	111,922
University Southern MS Educational Building Corporation	5.125	09/01/2029	Aa2/A+*	100,000	112,902
Alcorn State University Educational Building MS Revenue	5.125	09/01/2034	Aa2	95,000	107,890
MS Development Bank Special Obligation Hinds Community	5.000	10/01/2026	Aa2	85,000	94,338
MS Development Bank Special Obligation Hinds College	5.375	10/01/2033	Aa2	60,000	67,079
MS Development Bank Special Obligation Jones County College	5.100	03/01/2028	AA*	55,000	61,153
MS State University Educational Building Corporation Revenue	5.250	08/01/2033	Aa2/AA@	50,000	56,965
University Southern MS Educational Building Corporation	5.000	03/01/2032	Aa2	50,000	52,111
MS Development Bank Special Obligation Jones County Junior	5.125	03/01/2039	AA*	45,000	49,608

					2,918,860
MUNICIPAL UTILITY REVENUE BONDS
16.56% of Net Assets
Mississippi State Development Bank Special Obligation Hattiesburg Water & Sewer	4.750	12/01/2038	A1/AA*	700,000	782,999
MS Development Bank Special Obligation Southaven Water	5.000	03/01/2025	A+*	325,000	352,060
MS Development Bank Special Obligation Desoto County	5.250	07/01/2031	A*	225,000	238,264
MS State Development Bank Special Obligation Jackson Water	5.000	09/01/2030	A2/AA*	125,000	141,273
MS State Development Bank Special Obligation Refunding — Jackson Water & Sewer	4.500	09/01/2034	A2/AA*	100,000	107,932
MS Development Bank Special Obligation Rankin Utilities	5.000	01/01/2028	A2/AA*	55,000	59,731
MS State Development Bank Special Obligation Jackson County Utility District	5.000	12/01/2033	A*	50,000	56,067
MS Development Bank Special Obligation Desoto County	5.000	07/01/2032	A*	45,000	47,732

					1,786,058
PUBLIC FACILITIES REVENUE BONDS
16.35% of Net Assets
MS State Capital Improvements Projects	5.000	10/01/2036	Aa2/AA*/AA+@	480,000	554,414
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*/AA@	305,000	354,663
MS State Development Bank Special Obligation Refunding — City of Jackson	5.000	03/01/2036	Aa2/AA-*	150,000	189,084
MS State Development Bank Special Obligation Brandon Public Improvement	5.000	11/01/2033	A1	150,000	174,545
MS State Capital Improvement Projects	5.000	10/01/2029	Aa2/AA*/AA+@	145,000	170,632
MS State Development Bank Special Obligation City of Jackson Convention Center	5.000	03/01/2027	Aa2/AA-*	125,000	153,040
MS State Development Bank Special Obligation Alcorn County	4.750	07/01/2031	AA*	100,000	108,853
MS Development Bank Special Obligations Department of Corrections	5.250	08/01/2027	AA-*/AA@	50,000	58,142

					1,763,373
TURNPIKES/TOLLROAD/HIGHWAY BONDS
12.71% of Net Assets
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3/AA-*	245,000	270,519
MS Development Bank Special Obligation Highway — Desoto	4.750	01/01/2035	Aa3/AA-*	225,000	240,082
MS State Development Bank Special Obligation Highway	5.000	01/01/2025	Aa3/AA-*	200,000	243,602
MS Development Bank Special Obligation Marshall County	5.000	01/01/2028	Aa3/AA-*	200,000	229,024
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3/AA-*	125,000	138,020
MS Development Bank Special Obligation Highway Construction	4.750	01/01/2031	Aa3/AA-*	125,000	133,791
MS State Development Bank Desoto County Highway	5.000	01/01/2030	Aa3/AA-*	100,000	115,903

					1,370,941

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100% of Net Assets

December 31, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

PREREFUNDED BONDS
8.18% of Net Assets
MS Development Special Obligation Madison County Highway	5.000%	01/01/2027	Aa3/AA-*	$295,000	$314,951
MS State University Educational Building Corporation Revenue	5.000	08/01/2024	Aa2/AA-*	225,000	231,158
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2027	A2/AA*	150,000	165,878
MS Development Bank Special Obligation Capital Improvement	5.250	07/01/2026	A2/AA*	125,000	138,971
MS State University Educational Building Corporation Revenue	5.000	08/01/2028	Aa2/AA-*	30,000	30,827

					881,785
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.95% of Net Assets
MS Development Bank Special Obligation Canton	5.750	10/01/2031	A2	370,000	430,998
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2022	A2/AA*	80,000	87,714
MS Development Bank Special Obligation Capital Project	5.000	07/01/2031	NR	5,000	5,150
MS Development Bank Special Obligation Capital Projects	5.875	07/01/2024	NR	5,000	5,250
MS Development Bank Special Obligation Capital Projects	5.000	07/01/2024	NR	5,000	5,150

					534,262
SCHOOL IMPROVEMENT BONDS
4.67% of Net Assets
MS State Development Bank Special Obligation — Jackson Schools	5.000	04/01/2028	A+*	375,000	425,621
MS Development Bank Special Obligation Jackson Public	5.375	04/01/2028	A2	70,000	77,512

					503,133
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.58% of Net Assets
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa2	120,000	140,841
MS Development Bank Special Obligation Jones County Rest Home	5.250	04/01/2028	A2/AA*	120,000	135,059
Medical Center Educational Building Corporation — University of Mississippi	5.000	06/01/2034	Aa2/AA-*	100,000	110,479

					386,379
REFUNDED BONDS
2.00% of Net Assets
MS State Development Bank Special Obligation Lowndes County	5.125	12/01/2027	AA*	135,000	156,630
MS State Refunding	5.250	11/01/2019	Aa2/AA*/AA+@	50,000	58,965

					215,595
AIRPORT BONDS
1.62% of Net Assets
Jackson MS Municipal Airport Authority	5.000	10/01/2031	Baa1/BBB+@	170,000	174,184

STATE AND LOCAL MORTGAGE/HOUSING BONDS
.24% of Net Assets
MS Home Corporation Single Family Mortgage — Series E-1	5.050	12/01/2028	Aaa	25,000	25,849

ESCROWED TO MATURITY BONDS
.09% of Net Assets
Harrison County MS Wastewater Management District	5.000	02/01/2015	AA+*	10,000	10,040

Total Investments 98.02% of Net Assets (cost $9,932,913) (See (a) below for further explanation)					$10,570,459

Other assets in excess of liabilities 1.98%					213,806

Net Assets 100%					$10,784,265

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100% of Net Assets

December 31, 2014

(a)	Cost for federal income tax purposes is $9,932,720 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$638,080
Unrealized depreciation	(341)

Net unrealized appreciation	$637,739

Other Information

The following is a summary of the inputs used, as of December 31, 2014 involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,570,459
Level 3	Significant Unobservable Inputs	—

$10,570,459

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $9,932,913)		$10,570,459
Cash		117,015
Interest receivable		156,976

Total assets		10,844,450
LIABILITIES:
Payable for:
Distributions to shareholders	47,553
Investment advisory fee	3,035
Transfer agent fee	3,064
Trustees fees	75
Accrued expenses	6,458

Total liabilities		60,185

NET ASSETS:
Capital		10,145,426
Accumulated net investment income		193
Accumulated net realized gain on investment transactions		1,100
Net unrealized appreciation in value of investments		637,546

Net assets at value		$10,784,265

NET ASSET VALUE, offering price and redemption price per share (882,618 shares outstanding; unlimited number of shares authorized; no par value)		$12.22

STATEMENT OF OPERATIONS

For the six months ended December 31, 2014

Net investment income:
Interest income	$206,055

Expenses:
Investment advisory fee	27,285
Transfer agent fee	8,185
Custodian expense	3,688
Professional fees	1,177
Trustees fees	536
Registration fees	3,035
Other expenses	3,352

Total expenses	47,258
Fees waived by Adviser	(9,752)
Custodian expense reduction	(3)

Net expenses	37,503

Net investment income	168,552

Realized and unrealized gain on investments:
Net realized gain	8,169
Net change in unrealized appreciation/depreciation	232,651

Net realized and unrealized gain on investments	240,820

Net increase in net assets resulting from operations	$409,372

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2014 and the year ended June 30, 2014	UNAUDITED

	Six Months Ended 12/31/2014	One Year Ended 06/30/2014
Operations:
Net investment income	$168,552	$294,784
Net realized gain/(loss) on investments	8,169	(7,154)
Net change in unrealized appreciation/depreciation	232,651	273,623

Net increase in net assets resulting from operations	409,372	561,253
Distributions from net investment income	(168,515)	(294,715)
Distributions from capital gains	—	(9,925)
Net fund share transactions (Note 4)	93,256	1,885,011

Total increase	334,113	2,141,624
Net assets:
Beginning of year	10,450,152	8,308,528

End of period	$10,784,265	$10,450,152

Accumulated Net Investment Income	$193	$156

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2014		For the years ended June 30,
			2014	2013	2012	2011	2010
Net asset value, beginning of year	$11.95		$11.65	$12.01	$11.33	$11.41	$11.03

Income from investment operations:
Net investment income	0.19		0.38	0.39	0.42	0.44	0.45
Net gains/(losses) on securities	0.27		0.31	(0.33)	0.68	(0.08)	0.38

Total from investment operations	0.46		0.69	0.06	1.10	0.36	0.83
Less distributions:
Distributions from net investment income	(0.19)		(0.38)	(0.42)	(0.42)	(0.44)	(0.45)
Distributions from capital gains	—		(0.01)	—	—	—	—

Total distributions	(0.19)		(0.39)	(0.42)	(0.42)	(0.44)	(0.45)

Net asset value, end of period	$12.22		$11.95	$11.65	$12.01	$11.33	$11.41

Total return	3.86%	(b)	6.08%	0.38%	9.87%	3.19%	7.65%
Net assets, end of period (in thousands)	$10,784		$10,450	$8,309	$7,712	$6,376	$6,321
Ratio of net expenses to average net assets (a)	0.69%	(c)	0.69%	0.66%	0.65%	0.58%	0.45%
Ratio of gross expenses to average net assets	0.87%	(c)	0.90%	0.89%	0.92%	0.84%	0.91%
Ratio of net investment income to average net assets	3.11%	(c)	3.26%	3.22%	3.59%	3.86%	3.99%
Portfolio turnover	3.41%	(b)	1.96%	13.81%	9.99%	20.53%	10.04%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

December 31, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
19.82% of Net Assets
Moore County NC	5.000%	06/01/2031	Aa3/AA-*	$2,750,000	$3,106,620
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.000	01/01/2030	A2/A*/A@	2,545,000	2,865,288
Mooresville NC Certificates of Participation	5.000	09/01/2032	AA-*	1,890,000	2,061,215
Wilson County Certificates of Participation Public Facilities	5.000	05/01/2029	A1/AA*	1,355,000	1,457,804
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,308,942
Asheville NC Water System Revenue Bonds	4.750	08/01/2027	Aa2/AA*	1,000,000	1,089,760
NC Eastern Municipal Power Agency Power System Revenue	5.000	01/01/2021	/A-*A-@	1,000,000	1,045,550
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2025	A3/AA-*/A-@	1,000,000	1,291,580
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Baa1	1,000,000	1,135,630
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3/AA*	915,000	1,137,418
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2021	A1/AA*	780,000	848,929
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2025	A1/AA*	750,000	811,395
Charlotte NC Water and Sewer Systems Revenue	4.500	07/01/2028	Aaa/AAA*/AAA@	750,000	789,908
High Point NC Combined Enterprise	5.000	11/01/2039	Aa2/AAA*/AA+@	750,000	878,280
Buncombe County NC Metropolitan Sewerage District	5.000	07/01/2039	Aa2/AA+*/AA+@	550,000	642,824
NC State Municipal Power Agency #1 Catawba Electric Revenue Series B	5.000	01/01/2031	A2/A*/A@	500,000	567,785
Wilmington NC Store Water Revenue Bonds	5.000	06/01/2028	Aa2/AA*	500,000	544,495
NC Municipal Power Agency Number 1 Catawba Electric Revenue	4.750	01/01/2030	A2/A*/A@	290,000	320,157

					21,903,579
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
19.64% of Net Assets
University of North Carolina at Greensboro	5.000	04/01/2039	Aa3/A*	2,870,000	3,315,481
University of NC System Pool Revenue General Trust Indenture	5.000	10/01/2034	Aa2	1,950,000	2,213,777
NC Capital Facilities Finance Agency Wake Forest University	5.000	01/01/2038	Aa3/AA*	1,250,000	1,391,938
University NC University Revenues UNC Chapel Hill	5.000	12/01/2031	Aaa/AAA*/AAA@	1,215,000	1,357,325
NC State Capital Facilities Finance Agency Davidson College	4.750	03/01/2035	AA+*	1,000,000	1,116,840
University of NC at Charlottte	5.000	04/01/2038	Aa3/AA-*	1,000,000	1,151,740
University of NC System Pool Revenue	5.000	10/01/2026	A1	1,000,000	1,125,190
University of NC System Pool Revenue	5.000	10/01/2033	A1	1,000,000	1,105,160
University of NC Wilmington Certificates of Participation	5.250	06/01/2025	A3/AA-*	1,000,000	1,020,170
University of North Carolina at Greensboro	5.000	04/01/2033	Aa3/A*	900,000	1,056,330
NC State University at Raleigh	5.000	10/01/2042	Aa1/AA*	750,000	869,655
University of NC at Charlotte	5.000	04/01/2031	Aa3/AA-*	750,000	863,933
University of NC Charlotte	5.000	04/01/2035	Aa3/AA-*	595,000	689,956
University of NC Wilmington Student Housing Project	5.000	06/01/2025	A3/AA-*	580,000	611,958
NC Capital Facilites Financial Agency Education Wake Forest	5.000	01/01/2031	Aa3/AA*	500,000	564,995
NC Capital Facilities Financial Agency Revenue Duke University	5.000	10/01/2038	Aa1/AA+*	500,000	563,640
University of NC Greensboro	5.000	04/01/2031	Aa3/A*	500,000	575,240
University of NC Greensboro	5.000	04/01/2036	Aa3/A*	500,000	565,745
Iredell County NC Community College	5.000	04/01/2027	Aa2/AA*/AA+@	325,000	364,244
NC State Capital Facilities Davidson College	5.000	03/01/2032	AA+*	310,000	354,860
University of North Carolina at Chapel Hill	5.000	12/01/2034	Aaa/AAA*	245,000	254,631
Iredell County NC Community College	5.000	04/01/2026	Aa2/AA*/AA+@	225,000	252,092
University of North Carolina	5.000	10/01/2033	Aa3/AA-*	195,000	207,509
Pitt County NC Limited Obligation	5.000	04/01/2035	Aa3/AA-*/AA@	105,000	114,645

					21,707,054
SCHOOL IMPROVEMENT BONDS
11.64% of Net Assets
Nash County NC Limited Obligation	5.000	10/01/2030	Aa3/AA*	2,045,000	2,344,282
Davie County NC Public School and Community College Facility	5.000	06/01/2025	Aa3/AA-*	1,690,000	1,787,800
Sampson County NC Certificates of Participation	5.000	06/01/2022	A2/AA*	1,250,000	1,360,925
Cabarrus County NC Certificates of Participation Installment	5.000	06/01/2025	Aa2/AA*/AA@	1,000,000	1,122,530
Davie County NC Public School and Community College Facility	5.000	06/01/2023	Aa3/AA-*	1,000,000	1,058,020
Iredell County NC Certificates of Participation School Project	5.000	06/01/2024	Aa3/AA-*	1,000,000	1,059,480
Sampson County NC Certificates of Participation	5.000	06/01/2026	A2/AA*	1,000,000	1,083,990

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

December 31, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

Cabarrus County NC Certificates of Participation	5.000%	01/01/2029	Aa2/AA*/AA@	$750,000	$844,695
Franklin County NC Certificates of Participation	5.000	09/01/2027	Aa3/AA-*	750,000	820,208
Lee County NC Certificates of Participation	5.000	04/01/2025	Aa3/AA*	550,000	590,266
Mecklenburg County NC Certificates of Participation	5.000	02/01/2028	Aa1/AA+*/AA+@	415,000	462,542
Harnett County NC Certificates of Participation	5.000	06/01/2027	A1/AA*	300,000	331,437

					12,866,175
HOSPITAL AND HEALTHCARE
11.25% of Net Assets
NC Medical Care Community Health Care Facilities Revenue	5.000	06/01/2034	Aa2/AA*/AA@	1,670,000	1,882,257
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa3/AA-*	1,500,000	1,672,020
NC Medical Care Community Hospital Revenue NC Baptist Hospital	5.000	06/01/2034	A2/A*	1,225,000	1,339,562
Charlotte Mecklenburg Hospital Authority NC Health Care	5.000	01/15/2027	Aa3/AA-*	1,090,000	1,173,232
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2036	A1/A+*	1,000,000	1,108,920
NC State Medical Care Commission Wake Forest Baptist Hospital	5.000	12/01/2033	A2/A*	1,000,000	1,116,090
Charlotte-Mecklenburg Hospital	5.250	01/15/2039	Aa3/AA-*	750,000	825,120
NC Medical Care Commission Hospital Revenue NC Baptist Hospital	5.250	06/01/2029	A2/A*	645,000	731,527
NC State Medical Care Commission Health Care Facilities	5.000	07/01/2030	A1/AA-*/AA-@	500,000	551,420
NC State Medical Care Commission Duke University Health	5.000	06/01/2035	Aa2/AA*/AA@	500,000	576,090
Johnston NC Memorial Hospital Authority	5.250	10/01/2028	A2/AA*	490,000	539,691
Charlotte Mecklenburg NC Hospital Authority Health Care	5.000	01/15/2031	Aa3/AA-*	450,000	481,037
NC Medical Care Community Hospital Revenue Baptist Hospital	4.750	06/01/2030	A2/A*	405,000	439,336

					12,436,302
PUBLIC FACILITIES REVENUE BONDS
8.66% of Net Assets
Wake County NC Limited Obligation Bonds Series 209	5.000	06/01/2032	Aa1/AA+*/AA+@	1,500,000	1,697,445
Rockingham County NC Certificates of Participation	5.000	04/01/2032	Aa3/AA*	1,325,000	1,425,581
Charlotte NC Certificates of Participation Convention Facilities	5.000	06/01/2034	Aa2/AA+*/AA@	900,000	1,007,910
Winston Salem NC Limited Obligation	5.000	06/01/2031	Aa2/AA+*/AA+@	800,000	915,648
Watauga NC Public Facilities Corporation Limited Obligation	5.000	06/01/2027	Aa3/AA-*	750,000	863,048
Mecklenburg County NC Certificates Participation	5.000	02/01/2026	Aa1/AA+*	550,000	610,247
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa2/AA+*	500,000	587,320
Kannapolis NC Limited Obligation	5.000	04/01/2032	Aa3/A+*	500,000	581,545
Raleigh NC Limited Obligation	5.000	10/01/2038	Aa1/AA+*/AA+@	500,000	578,100
Charlotte NC Certificiates of Participation Transit Project	5.000	06/01/2035	Aa2/AA+*/AA+@	500,000	508,250
Forsyth County Limited Tax	5.000	04/01/2031	Aa1/AA+*/AA+@	335,000	381,391
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2031	A1/A+@	265,000	303,563
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2032	A1/A+@	100,000	113,989

					9,574,036
PREREFUNDED BONDS
8.41% of Net Assets
Montgomery County NC Certificates of Participation	5.000	02/01/2030	A*	1,680,000	1,832,074
Wilmington NC Certificates of Participation	5.000	06/01/2032	Aa2/AA+*/AA@	1,500,000	1,529,460
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2024	Aa1/AA+*	1,000,000	1,089,650
Randolph County NC Certificates of Participation	5.000	02/01/2027	Aa3	1,000,000	1,090,740
University of North Carolina at Chapel Hill	5.000	12/01/2034		755,000	787,956
Forsyth County NC Certificates of Participation	5.000	02/01/2026	Aa1/AA+*/AA+@	550,000	552,079
Raleigh NC Combined Enterprise System	5.000	03/01/2031	Aa1/AAA*/AAA@	500,000	527,225
Mecklenburg County NC Certificates of Participation	5.000	02/01/2026		450,000	504,954
NC Eastern Municipal Power Agency Power System	6.000	01/01/2026	A-*	275,000	352,102
Burke County NC Certificates of Participation	5.000	04/01/2023	A1/A*	250,000	264,550
Henderson County NC Certificates of Participation	5.000	05/01/2025	Aa3/AA*/AA-@	250,000	253,928
University of North Carolina	5.000	10/01/2033	Aa3/AA-*	235,000	253,659
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2025	Aa1/AA+*	200,000	200,766
Winston Salem NC Certificates of Participation	4.750	06/01/2031		50,000	53,003

					9,292,145

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

December 31, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

REFUNDING BONDS
6.94% of Net Assets
Charlotte NC Certificates of Participation	5.000%	06/01/2026	Aa2/AA+*/AA+@	$1,455,000	$1,628,625
Charlotte NC Certificates of Participation Convention Facilities	5.000	12/01/2024	Aa2/AA+*/AA@	1,000,000	1,041,570
Charolotte NC Certificates of Participation	5.000	06/01/2033	Aa2/AA+*/AA+@	840,000	975,643
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa2/AA+*/AA+@	775,000	865,001
Johnston County NC Installment Financing Contract	5.000	10/15/2027	Aa3/AA*	570,000	644,693
New Hanover County NC Limited Obligation	5.000	12/01/2027	Aa1/AA+*	505,000	595,158
Durham Capital Financing Corporation Limited Obligation	5.000	06/01/2034	Aa1/AA+*	500,000	579,120
Pitt County NC Certificates of Participation	5.000	04/01/2027	Aa3/AA-*/AA@	500,000	580,240

Thomasville NC Combined Enterprise System Revenue	4.750	05/01/2028	A1/AA*	435,000	494,264
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa2/AA-*/AA@	125,000	155,273
Dare County NC Limited Obligation Refunding	5.000	06/01/2029	Aa3/AA-*/AA-@	100,000	115,001

					7,674,588
AIRPORT BONDS
4.36% of Net Assets
Raleigh Durham NC Airport	5.000	05/01/2036	Aa3/AA-@	1,480,000	1,658,118
Charlotte NC Douglas International Airport	5.000	07/01/2030	Aa3/A+*/A+@	1,095,000	1,296,732
Charlotte NC Airport Revenue Refunding Charlotte Douglas International	5.000	07/01/2025	Aa3/A+*/A+@	1,000,000	1,097,730
Raleigh Durham NC Airport	5.000	05/01/2032	Aa3/AA-@	440,000	496,698
Raleigh Durham NC Airport	5.000	05/01/2029	Aa3/AA-@	235,000	269,721

					4,819,000
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.48% of Net Assets
Orange County NC Public Facilities Company Limited Obligation	4.750	10/01/2032	Aa1/AA+*/AA+@	750,000	843,435
Winston Salem NC Certificates of Participation	4.750	06/01/2031	AA+*/AA+@	620,000	645,730
Johnston County NC Limited Obligation	4.750	06/01/2033	Aa3/AA*	500,000	556,385
Winston Salem NC Limited Obligation	4.500	06/01/2034	Aa2/AA+*/AA+@	500,000	555,915
Charlotte NC Certificates of Participation	5.000	12/01/2029	Aa1/AA+*	340,000	392,275
Buncombe County Limited Obligation	5.000	06/01/2030	Aa2/AA+*	250,000	290,230
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa2/AA+*	250,000	289,135
Wilmington NC Certificates of Participation	5.000	06/01/2038	Aa2/AA+*/AA@	250,000	275,080

					3,848,185
TURNPIKES/TOLLROAD/HIGHWAY BONDS
1.97% of Net Assets
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2031	Aa2/AA*	1,385,000	1,593,332
NC State Turnpike Monroe Connector System	5.000	07/01/2029	Aa2/AA*	500,000	580,090

					2,173,422
LEASE REVENUE BONDS
1.61% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa2/AA+*	1,500,000	1,781,025

Total Investments 97.78% of Net Assets (cost $101,657,428) (See (a) below for further explanation)					$108,075,511

Other assets in excess of liabilities 2.22%					2,431,339

Net Assets 100%					$110,506,850

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

December 31, 2014

(a)	Cost for federal income tax purposes is $101,653,885 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$6,447,960
Unrealized depreciation	(26,334)

Net unrealized appreciation	$6,421,626

Other Information

The following is a summary of the inputs used, as of December 31, 2014 involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	108,075,511
Level 3	Significant Unobservable Inputs	—

$108,075,511

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $101,657,428)		$108,075,511
Cash		3,900,033
Receivable for fund shares sold		49,973
Interest receivable		1,163,462

Total assets		113,188,979
LIABILITIES:
Payable for:
Investments purchased	2,171,957
Distributions to shareholders	290,810
Fund shares redeemed	144,571
Investment advisory fee	47,051
Transfer agent fee	22,175
Accrued expenses	5,565

Total liabilities		2,682,129

NET ASSETS:
Capital		104,668,065
Accumulated net investment income		3,543
Accumulated net realized loss on investment transactions		(582,841)
Net unrealized appreciation in value of investments		6,418,083

Net assets at value		$110,506,850

NET ASSET VALUE, offering price and redemption price per share (9,420,736 shares outstanding; unlimited number of shares authorized; no par value)		$11.73

STATEMENT OF OPERATIONS

For the six months ended December 31, 2014

Net investment income:
Interest income	$1,990,478

Expenses:
Investment advisory fee	259,057
Transfer agent fee	65,393
Custodian expense	8,748
Professional fees	11,157
Trustees fees	5,084
Other expenses	21,714

Total expenses	371,153
Custodian expense reduction	(32)

Net expenses	371,121

Net investment income	1,619,357

Realized and unrealized gain on investments:
Net realized gain	—
Net change in unrealized appreciation/depreciation	1,679,557

Net realized and unrealized gain on investments	1,679,557

Net increase in net assets resulting from operations	$3,298,914

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2014 and the year ended June 30, 2014	UNAUDITED

	Six Months Ended 12/31/2014	One Year Ended 06/30/2014
Operations:
Net investment income	$1,619,357	$2,991,933
Net realized gain/(loss) on investments	—	(582,841)
Net change in unrealized appreciation/depreciation	1,679,557	2,463,156

Net increase in net assets resulting from operations	3,298,914	4,872,248
Distributions from net investment income	(1,619,052)	(2,991,028)
Capital gains distributed to shareholders	—	(112,821)
Net fund share transactions (Note 4)	9,948,389	1,983,498

Total increase	11,628,251	3,751,897
Net assets:
Beginning of year	98,878,599	95,126,702

End of period	$110,506,850	$98,878,599

Accumulated Net Investment Income	$3,543	$3,238

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2014		For the years ended June 30,
			2014	2013	2012	2011	2010
Net asset value, beginning of year	$11.54		$11.31	$11.59	$10.92	$11.01	$10.71

Income from investment operations:
Net investment income	0.18		0.37	0.36	0.39	0.40	0.40
Net gains/(losses) on securities	0.19		0.24	(0.26)	0.67	(0.09)	0.30

Total from investment operations	0.37		0.61	0.10	1.06	0.31	0.70
Less distributions:
Distributions from net investment income	(0.18)		(0.37)	(0.36)	(0.39)	(0.40)	(0.40)
Distributions from capital gains	—		(0.01)	(0.02)	—	—	—

Total distributions	(0.18)		(0.38)	(0.38)	(0.39)	(0.40)	(0.40)

Net asset value, end of period	$11.73		$11.54	$11.31	$11.59	$10.92	$11.01

Total return	3.25%	(b)	5.57%	0.76%	9.87%	2.90%	6.62%
Net assets, end of period (in thousands)	$110,507		$98,879	$95,127	$88,304	$75,312	$77,116
Ratio of net expenses to average net assets (a)	0.72%	(c)	0.72%	0.71%	0.71%	0.70%	0.72%
Ratio of gross expenses to average net assets	0.72%	(c)	0.72%	0.71%	0.71%	0.70%	0.72%
Ratio of net investment income to average net assets	3.14%	(c)	3.29%	3.07%	3.46%	3.69%	3.66%
Portfolio turnover	1.14%	(b)	9.73%	3.59%	5.94%	14.16%	5.92%

(a)	Percentages are after Custodian reduction for which no recovery will be sought.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

December 31, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
21.81% of Net Assets
Moore County NC	5.000%	06/01/2017	Aa3/AA-*	$685,000	$749,390
NC Eastern Municipal Power Agency	5.250	01/01/2019	A3/AA*/A-@	550,000	618,393
Lincolnton NC Enterprise System Revenue	5.000	05/01/2016	NR	385,000	388,300
Wilson NC Certificates of Participation	5.000	05/01/2022	A1/AA*	350,000	379,407
Mooreville NC Certificates of Participation	4.125	09/01/2018	AA-*	250,000	268,243
NC Eastern Municipal Power Agency	5.000	01/01/2020	/A-*A-@	250,000	261,183
NC State Municipal Power Agency Number 1 Catawba Electric	5.000	01/01/2021	A2/A*/A@	250,000	284,683
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3/AA*	220,000	273,478
Wilson NC Certificates of Participation	5.000	05/01/2016	A1/AA*	200,000	211,446
Moore County NC	5.000	06/01/2021	Aa3/AA-*	200,000	231,544
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2017	A2/A*/A@	200,000	217,414
Wilson NC Certificates of Participation	5.000	05/01/2018	A1/AA*	160,000	174,955
Onslow NC Water & Sewer	4.250	06/01/2022	A3/AA-*	150,000	161,813
Asheville NC Water System Revenue Refunding	5.000	08/01/2017	Aa2/AA*	140,000	143,648
NC State Eastern Municipal Power Agency	5.000	01/01/2021	Baa1/A-*/A-@	125,000	145,259
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2018	A2/A*/A@	125,000	140,306
NC Municipal Power Agency Number 1 Catawba Electric	5.000	01/01/2016	A2/A*/A@	125,000	130,604
Monroe NC Certificates of Participation	4.000	03/01/2019	Aa3/AA*	100,000	108,749
NC Eastern Municipal Power Agency	6.500	01/01/2018	A3/AA*	100,000	114,868
NC Eastern Municipal Power Agency	3.250	01/01/2015	Baa1/A-*	100,000	100,010
NC Municipal Power Agency Number 1 Catawba Electric	4.000	01/01/2016	A2/A*/A@	100,000	103,487
Union County NC Enterprise System Revenue	4.000	12/01/2022	Aa2/AA-*/AA@	100,000	112,583
NC Eastern Municipal Power Agency	4.000	01/01/2016	Baa1/A-*/A-@	95,000	98,255
NC Eastern Municipal Power Agency	5.000	01/01/2016	/A-*A-@	50,000	52,190

					5,470,205
SCHOOL IMPROVEMENT BONDS
16.35% of Net Assets
Iredell County NC Certificates of Participation School Project	5.000	06/01/2018	Aa3/AA-*	425,000	451,337
Nash County NC Limited Obligation	3.000	10/01/2015	Aa3/AA*	400,000	408,144
Sampson County NC Certificates of Participation	5.000	06/01/2020	A2/AA*	400,000	435,596
Harnett County Certificates of Participation	3.500	06/01/2016	A1/AA*	250,000	260,248
Edgecombe County NC Schools	4.000	02/01/2015	A1/AA-*	235,000	235,670
Cabarrus County NC Certificates of Participation	5.000	01/01/2021	Aa2/AA*/AA@	200,000	226,578
Catawba County NC Certificates of Participation	5.250	06/01/2019	Aa2/AA-*	200,000	203,796
Harnett County NC Certificates of Participation	5.000	12/01/2021	A1/AA*	200,000	221,292
Lincoln County NC Certificates of Participation	5.000	06/01/2016	A1/AA*/AA-@	200,000	212,424
Cabarrus County NC Certificates of Participation	4.250	06/01/2017	Aa2/AA*/AA@	175,000	188,808
Nash County NC Limited Obligation	5.000	10/01/2018	Aa3/AA*	150,000	169,482
Cabarrus County NC Certificates of Participation	5.000	01/01/2017	Aa2/AA*/AA@	150,000	162,444
Onslow County NC Certificates of Participation	5.000	06/01/2018	Aa3/AA-*	140,000	148,142
Buncombe County NC Certificates of Participation	4.000	04/01/2016	Aa2/AA+*	125,000	130,460
Harnett County NC Certificates of Participation	5.000	12/01/2015	A1/AA*	125,000	130,326
Montgomery County NC Certificates of Participation	5.000	02/01/2017	A*	125,000	133,593
Rutherford County NC Certificates of Participation	5.000	12/01/2017	A1/AA*	105,000	115,733
Cabarrus County NC Certificates of Participation	5.000	01/01/2019	Aa2/AA*/AA@	100,000	113,748
Pitt County NC Certificates of Participation School Facility	4.000	04/01/2015	Aa3/AA-*/AA@	100,000	100,911
Burke County NC Certificates of Participation	4.250	04/01/2016	A1/A*	50,000	52,231

					4,100,962
PUBLIC FACILITIES REVENUE BONDS
14.18% of Net Assets
Forsyth County NC Certificates of Participation	5.000	10/01/2019	Aa1/AA+*/AA+@	600,000	631,950
Durham County NC Certificates of Participation	5.000	06/01/2020	Aa1/AA+*	435,000	498,219
Cabarrus County NC Certificates of Participation	5.000	06/01/2019	Aa2/AA*/AA@	420,000	472,513
Watauga NC Public Facilities Corporation Limited Obligation	5.000	06/01/2023	Aa3/AA-*	275,000	324,946
Charlotte NC Certificates of Participation Refunding	5.000	12/01/2021	Aa2/AA+*/AA@	270,000	281,200
Durham County NC Certificates of Participation	5.000	06/01/2021	Aa1/AA+*	240,000	275,210

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

December 31, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Lee County NC Certificates of Participation	5.000%	04/01/2018	Aa3/AA*	$225,000	$244,496
Charlotte NC Certificates of Participation	4.000	12/01/2022	Aa1/AA+*	170,000	190,924
Cabarrus County NC Certificates of Participation	5.625	02/01/2016	Aa2/AA*/AA@	125,000	131,996
Craven County NC Certificates of Participation	4.375	06/01/2016	Aa3/AA-*	115,000	121,165
Charlotte NC Certificates of Participation Transit Projects	4.000	06/01/2016	Aa2/AA+*/AA+@	100,000	101,455
Rockingham County NC Certificates of Participation	4.000	04/01/2019	Aa3/AA*	100,000	108,164
Wilmington NC Certificates of Participation	4.200	06/01/2019	Aa2/AA+*/AA@	100,000	109,660
Mecklenburg NC Certificate of Participation	5.000	02/01/2017	Aa1/AA+*	60,000	65,196

					3,557,093
PREREFUNDED BONDS
12.59% of Net Assets
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2020	Aa1/AA+*	425,000	463,191
Henderson County NC Certificates of Participation	5.250	05/01/2020	Aa3/AA*/AA-@	300,000	304,962
Chapel Hill NC Certificates of Participation Operations Center	5.250	06/01/2019	Aa1/AA+*	260,000	265,322
Union County NC Certificates of Participation	5.000	06/01/2020	Aa2/AA-*	250,000	265,970
Rutherford County NC Certificates of Participation	5.000	12/01/2018	A1/AA*	205,000	229,518
Randolph County NC Certificates of Participation	5.000	02/01/2018	Aa3	200,000	217,972
Rutherford NC Certificates of Participation	4.000	12/01/2019	A1/AA*	200,000	218,232
Burke County NC Certificates of Participation	5.000	04/01/2020	A1/A*	180,000	190,289
NC State Capital Improvement Obligation Annual Appropriation	5.000	05/01/2022	Aa1/AA+*	155,000	179,512
NC Medical Care Duke University Health Systems	3.000	06/01/2019	Aa2/AA*/AA@	150,000	158,591
Brunswick County NC Community College	4.250	05/01/2022	Aa2/AA*/AA@	125,000	135,343
Cabarrus County NC Public Improvement	5.000	03/01/2018	Aa1/AA+*/AA+@	100,000	105,372
NC Infrastructure Certificates of Participation	5.000	06/01/2018	Aa1/AA+*	100,000	106,329
NC State Capital Improvement Obligation	5.000	05/01/2022	Aa1/AA+*	100,000	113,186
Rutherford County NC Certificates of Participation	5.000	12/01/2020	A1/AA*	100,000	111,960
Appalachian State University NC Revenue Refunding	5.000	07/15/2018	Aa3	40,000	41,016
Appalachian State University NC Revenue Refunding	5.000	07/15/2018	Aa3	35,000	35,891
NC State Public Improvement	5.000	03/01/2019	Aaa/AAA*	15,000	15,120

					3,157,774
REFUNDING BONDS
10.97% of Net Assets
Cumberland County NC Certificates of Participation	5.000	12/01/2017	Aa2/AA*	350,000	389,606
Dare County NC Limited Obligation	5.000	06/01/2024	Aa3/AA-*/AA-@	335,000	396,848
Raleigh NC Limited Obligation Refunding	5.000	10/01/2023	Aa2/AA+*/AA+@	250,000	305,208
Richmond County NC Limited Obligation Refunding	4.000	04/01/2019	A1/A*	225,000	244,008
Pender County NC Limited Obligation	3.000	06/01/2019	Aa3	220,000	233,275
Bertie County Limited Obligation	4.000	06/01/2022	A1/A*	200,000	219,906
Cumberland County NC Certificates of Participation Refunding	3.500	12/01/2020	Aa2/AA*	185,000	198,829
Cabarrus County NC Certificates of Participation	5.000	04/01/2021	AA*	150,000	173,694
Sampson Area Development Corporation NC Refunding	4.000	06/01/2015	AA*	150,000	152,169
Charlotte NC Certificates of Participation	4.000	06/01/2022	Aa2/AA+*/AA+@	125,000	141,874
Dare County NC Limited Obligation	4.000	06/01/2019	Aa3/AA-*/AA-@	100,000	110,374
Union County NC Limited Obligation	3.000	12/01/2018	Aa2/AA-*/AA@	100,000	106,787
Cumberland County NC Certificates of Participation	5.000	12/01/2015	Aa2/AA*	75,000	78,245

					2,750,822
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.89% of Net Assets
University NC System Pool Revenue	5.000	10/01/2015	Aa3	350,000	362,068
University NC Wilmington Certificates of Participation	4.250	06/01/2017	A3/AA-*	300,000	312,510
University NC System Pool Revenue	5.000	10/01/2016	Aa2	250,000	269,438
University NC System Pool Revenue Asheville Wilmington	5.000	10/01/2016	A1/AA*	230,000	247,547
University NC Wilmington Certificates of Participation	5.250	06/01/2021	A3/AA-*	100,000	101,830
University NC Wilmington Certificates of Participation	4.375	06/01/2019	A3/AA-*	100,000	103,713
University NC Wilmington Certificates of Participation	4.000	06/01/2017	A2/AA*	100,000	105,911
University of NC at Greensboro	5.000	04/01/2025	Aa3/A*	100,000	115,505
University of NC	4.250	10/01/2021	A1	100,000	109,033

					1,727,554

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

December 31, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.18% of Net Assets
NC State Capital Improvement Obligation	5.000%	05/01/2021	Aa1/AA+*/AA+@	$350,000	$410,988
Johnston County NC Limited Obligation	4.000	06/01/2019	Aa3/AA*	150,000	165,561
NC Infrastructure Finance Certificates of Participation	5.000	02/01/2017	Aa1/AA+*/AA+@	150,000	162,957
Salisbury NC Certificates of Participation	5.000	03/01/2019	A3/AA*	145,000	163,543
Winston Salem NC Limited Obligation	5.000	06/01/2023	Aa2/AA+*/AA+@	125,000	152,185
NC State Capital Improvement Obligation	4.000	05/01/2020	Aa1/AA+*/AA+@	120,000	129,920
NC State Capital Improvement Obligation	4.000	05/01/2025	Aa1/AA+*/AA+@	105,000	114,515

					1,299,669
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.10% of Net Assets
NC Medical Care — Caromont Health	3.250	02/15/2018	A1/AA*	370,000	392,822
Charlotte-Mecklenburg NC Hospital Authority Healthcare	5.000	01/15/2018	Aa3/AA-*	200,000	217,208
Charlotte-Mecklenburg Hospital	5.000	01/15/2019	Aa3/AA-*	200,000	216,528
Johnston NC Memorial Hospital Authority Mortgage Revenue	5.000	10/01/2018	A2/AA*	175,000	194,119
Charlotte-Mecklenburg Hospital	4.375	01/15/2019	Aa3/AA-*	150,000	162,903
Johnston NC Memorial Hospital Authority	4.000	04/01/2015	A2/AA*	95,000	95,718

					1,279,298
AIRPORT BONDS
2.31% of Net Assets
Charlotte NC Airport Revenue Refunding	5.000	07/01/2015	Aa3/A+*/A+@	350,000	358,106
Raleigh Durham NC Airport Authority	5.000	11/01/2017	Aa3/AA-@	105,000	116,765
Charlotte NC Airport — Charlotte Douglas International	4.125	07/01/2016	Aa3/A+*/A+@	100,000	105,241

					580,112
TURNPIKES/TOLLROAD/HIGHWAY BONDS
1.41% of Net Assets
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2021	A2/AA*/A+@	310,000	352,988

LEASE REVENUE BONDS
.66% of Net Assets
Edgecombe County NC Limited Obligation	4.000	06/01/2022	A2	250,000	274,705

STATE AND LOCAL MORTGAGE/HOUSING BONDS
.46% of Net Assets
NC Housing Finance Agency Series 31-B	3.850	01/01/2017	Aa2/AA*	110,000	114,256

ESCROWED TO MATURITY BONDS
.20% of Net Assets
Mecklenburg NC Certificate of Participation	5.000	02/01/2017	NR	45,000	49,003

Total Investments 98.11% of Net Assets (cost $24,075,847) (See (a) below for further explanation)					$24,714,441

Other assets in excess of liabilities 1.89%					363,003

Net Assets 100%					$25,077,444

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $24,075,847 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$641,992
Unrealized depreciation	(3,398)

Net unrealized appreciation	$638,594

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

December 31, 2014

Other Information

The following is a summary of the inputs used, as of December 31, 2014 involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	24,714,441
Level 3	Significant Unobservable Inputs	—

$24,714,441

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $24,075,847)		$24,714,441
Cash		224,215
Interest receivable		248,119

Total assets		25,186,775
LIABILITIES:
Payable for:
Distributions to shareholders	8,787
Fund shares redeemed	79,093
Investment advisory fee	10,604
Transfer agent fee	3,048
Trustees fees	1,227
Accrued expenses	6,572

Total liabilities		109,331

NET ASSETS:
Capital		24,440,895
Accumulated net realized loss on investment transactions		(2,045)
Net unrealized appreciation in value of investments		638,594

Net assets at value		$25,077,444

NET ASSET VALUE, offering price and redemption price per share (2,278,380 shares outstanding; unlimited number of shares authorized; no par value)		$11.01

STATEMENT OF OPERATIONS

For the six months ended December 31, 2014

Net investment income:
Interest income	$329,012

Expenses:
Investment advisory fee	64,675
Transfer agent fee	18,547
Custodian expense	4,850
Professional fees	8,957
Trustees fees	1,324
Other expenses	9,299

Total expenses	107,652
Custodian expense reduction	(7)

Net expenses	107,645

Net investment income	221,367

Realized and unrealized gain/(loss) on investments:
Net realized gain	966
Net change in unrealized appreciation/depreciation	(121,414)

Net realized and unrealized loss on investments	(120,448)

Net increase in net assets resulting from operations	$100,919

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2014 and the year ended June 30, 2014	UNAUDITED

	Six Months Ended 12/31/2014	One Year Ended 06/30/2014
Operations:
Net investment income	$221,367	$476,998
Net realized gain/(loss) on investments	966	(2,612)
Net change in unrealized appreciation/depreciation	(121,414)	174,905

Net increase/(decrease) in net assets resulting from operations	100,919	649,291
Distributions from net investment income	(221,367)	(477,000)
Distributions from capital gains	—	(41,274)
Net fund share transactions (Note 4)	(753,769)	(512,620)

Total decrease	(874,217)	(381,603)
Net assets:
Beginning of year	25,951,661	26,333,264

End of period	$25,077,444	$25,951,661

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2014		For the years ended June 30,
			2014	2013	2012	2011	2010
Net asset value, beginning of year	$11.06		$11.00	$11.23	$10.93	$10.78	$10.57

Income from investment operations:
Net investment income	0.10		0.20	0.21	0.24	0.26	0.29
Net gains/(losses) on securities	(0.05)		0.08	(0.21)	0.30	0.15	0.21

Total from investment operations	0.05		0.28	0.00	0.54	0.41	0.50
Less distributions:
Distributions from net investment income	(0.10)		(0.20)	(0.21)	(0.24)	(0.26)	(0.29)
Distributions from capital gains	—		(0.02)	(0.02)	—	—	—

Total distributions	(0.10)		(0.22)	(0.23)	(0.24)	(0.26)	(0.29)

Net asset value, end of period	$11.01		$11.06	$11.00	$11.23	$10.93	$10.78

Total return	0.41%	(b)	2.53%	(0.06)%	4.98%	3.86%	4.77%
Net assets, end of period (in thousands)	$25,077		$25,952	$26,333	$24,734	$22,079	$15,951
Ratio of net expenses to average net assets (a)	0.84%	(c)	0.81%	0.78%	0.78%	0.77%	0.82%
Ratio of gross expenses to average net assets	0.84%	(c)	0.81%	0.78%	0.78%	0.77%	0.82%
Ratio of net investment income to average net assets	1.73%	(c)	1.80%	1.87%	2.15%	2.41%	2.69%
Portfolio turnover	1.80%	(b)	7.10%	10.19%	12.31%	5.15%	17.94%

(a)	Percentages are after custodian reduction for which no recovery will be sought.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100% of Net Assets

December 31, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
43.36% of Net Assets
Metropolitan Government Nashville & Davidson County TN Water & Sewer Revenue	5.000%	07/01/2030	Aa3/AA-*	$3,250,000	$3,835,975
Metropolitan Government Nashville and Davidson County	5.000	05/15/2036	AA+*/AA+@	3,085,000	3,536,613
Gallatin TN Water and Sewer Revenue	5.000	01/01/2028	Aa3	2,540,000	2,802,204
White House Utility District TN Water and Sewer	5.000	01/01/2030	Aa3	2,505,000	2,670,956
West Wilson Utility District TN Waterworks Revenue	4.750	06/01/2028	Aa3	2,460,000	2,665,533
Clarksville TN Electric System Revenue	5.000	09/01/2033	Aa2/AA-*	2,000,000	2,250,200
Metropolitan Government Nashville & Davidson County TN Water and Sewer Revenue	5.000	07/01/2040	Aa3/AA-*	1,765,000	2,029,556
Bristol TN Electric Revenue	5.000	09/01/2038	AA-*	1,525,000	1,768,802
Harpeth Valley Utilities Davidson and Williamson Counties	5.000	09/01/2032	Aa3	1,420,000	1,551,364
Clarksville TN Electric System Revenue Bonds	5.000	09/01/2032	Aa2	1,250,000	1,360,488
Memphis TN Electric Systems Revenue	5.000	12/01/2034	Aa2/AA+*	1,250,000	1,479,525
Columbia TN Refunded — Sewer System	5.000	12/01/2024	Aa2	1,235,000	1,285,524
White House Utility District TN Water and Sewer	5.000	01/01/2028	Aa3	1,235,000	1,323,142
West Wilson Utility District TN Waterworks Revenue	5.000	06/01/2033	Aa3	1,170,000	1,352,894
South Blount County TN Utility District Waterworks Revenue	5.000	12/01/2028	A2/AA*	1,125,000	1,290,791
Columbia TN Broadband Network Revenue and Tax	5.000	03/01/2025	Aa2	1,000,000	1,007,050
Clarksville TN Electric System Revenue	5.000	09/01/2028	Aa2/AA-*	1,000,000	1,151,260
Hallsdale-Powell Utility Knox County Water & Sewer	5.000	04/01/2026	A3/AA*	1,000,000	1,087,360
Harpeth Valley TN Utilities District	5.000	09/01/2040	AA*	1,000,000	1,135,300
Jackson TN Energy Authority Gas System Revenue Bonds	5.000	10/01/2028	Aa2	1,000,000	1,097,330
Knox Chapman TN Utilities Refunding & Impact	4.500	01/01/2027	AA-*	1,000,000	1,140,310
Columbia TN Waterworks Revenue	5.000	12/01/2032	Aa3	885,000	992,448
Blount County TN Public Building Authority Local Government	5.000	06/01/2032	Aa3	750,000	811,133
Franklin TN Water and Sewer Revenue and Tax Authority	5.000	04/01/2024	Aaa	750,000	938,408
Hallsdale-Powell Utility District Knox County Water & Sewer	5.000	04/01/2031	A3/AA*	740,000	794,346
Knox-Chapman TN Utility District Knox County Water and Sewer	5.250	01/01/2036	AA-*	700,000	789,992
Metropolitan Government Nashville & Davidson County TN Water & Sewer Revenue	5.000	07/01/2033	Aa3/AA-*	575,000	671,048
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2033	Aa3/AA-@	500,000	579,850
Harpeth Valley TN Utilities District	5.000	09/01/2034	AA*	500,000	584,270
Metropolitan Government Nashville Davidson County Electric	5.000	05/15/2036	AA+*/AA+@	500,000	587,855
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2039	AA+*/AA+@	500,000	583,825
Metropolitan Government Nashville & Davidson County Water & Sewer Revenue	5.000	07/01/2031	Aa3/AA-*	500,000	588,485
Watauga River Tn Regional Water Authority Waterworks	5.000	07/01/2034	A*	500,000	554,665
Clarksville TN Electric Systems Revenue	5.000	09/01/2032	Aa2/AA-*	480,000	540,048
Metropolitan Government Nashville and Davidson County TN	4.750	05/15/2028	AA+*/AA+@	460,000	507,697
Chattanooga TN Electric Revenue	5.000	09/01/2026	AA+*/AA@	250,000	279,760
Citizens Gas Utility District TN Gas Revenue Refunding	5.000	05/01/2029	A*	250,000	270,165
Memphis TN Electric System Revenue	5.000	12/01/2031	Aa2/AA+*	225,000	269,755

					48,165,926
PUBLIC FACILITIES REVENUE BONDS
12.69% of Net Assets
Pigeon Forge Industrial Development Board TN Public Facilities	5.000	06/01/2029	AA*	2,120,000	2,436,431
Blount County TN Public Building Authority Local Government	5.000	06/01/2027	Aa2/AA*	1,500,000	1,722,150
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2031	Aa3/AA-*	1,500,000	1,743,990
Pigeon Forge Industrial Development Board TN Public Facilities	5.000	06/01/2027	AA*	1,400,000	1,619,758
Pigeon Forge Industrial Development Board TN Public Facilities	5.000	06/01/2034	AA*	850,000	964,453
Memphis TN Refunding General Improvement	5.000	04/01/2031	Aa2/AA*	800,000	946,816
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.000	08/01/2038	Aa3/AA-*	755,000	861,750
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa2/AA*	750,000	833,400
Memphis-Shelby County Sports Authority	5.250	11/01/2027	Aa3/AA-*/A+@	750,000	863,985

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100% of Net Assets

December 31, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Metropolitan Government Nashville & Davidson County TN Convention Center	5.000%	07/01/2026	A1/A*	$630,000	$710,117
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	600,000	699,234
Memphis Shelby County TN Sports Authority Memphis Arena	5.250	11/01/2026	Aa3/AA-*/A+@	500,000	575,740
Blount County TN Public Building Authority Local Government	5.000	06/01/2025	Aa2/AA*	100,000	114,764

					14,092,587
PREREFUNDED BONDS
11.48% of Net Assets
Metropolitan Government Nashville and Davidson County TN	5.000	01/01/2025	Aa2/AA*	3,000,000	3,361,350
TN State School Board Authority Higher Education Facilities	4.750	05/01/2030	Aa1/AA*	2,750,000	2,911,178
TN State School Board Authority Refunding Higher Education	5.000	05/01/2024	Aa1/AA*	1,395,000	1,416,957
Marion County TN Schools	5.000	06/01/2025	A1	1,050,000	1,117,536
TN State School Board Authority Higher Education Facilities	5.000	05/01/2028	Aa1/AA*/AA@	1,000,000	1,135,740
TN State School Board Authority Refunding Higher Education	5.000	05/01/2025	Aa1/AA*	940,000	954,796
Rutherford County TN Construction Utility District Waterworks	5.000	02/01/2031	Aa2/AAA*	685,000	719,873
Knoxville TN Waste Water System Revenue Improvement Series A	5.000	04/01/2037	Aa2/AA+*	370,000	374,370
TN State School Board Authority Higher Educational Facilities	5.125	05/01/2033	NR	235,000	267,113
Johnson City TN Health & Educational Facilities Escrowed	5.125	07/01/2025	AA-*	230,000	230,283
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2017	Aa2/AA-*	205,000	226,162
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2017	Aa2/AA-*	35,000	38,613

					12,753,971
HOSPITAL AND HEALTHCARE
8.25% of Net Assets
Shelby County TN Health Education and Housing Facilities	5.000	07/01/2031	Aa1/AAA@	4,750,000	4,996,430
Rutherford County TN Health & Educational Facilities Ascension Health	5.000	11/15/2040	Aa2/AA+*/AA+@	1,500,000	1,661,535
Shelby County TN Health Educational and Housing Facilities	5.250	09/01/2027	A2/AA*	1,000,000	1,105,710
Shelby County TN Health Educational and Housing Facilities	5.000	05/01/2027	A2/A+*	750,000	838,628
Chattanooga TN Health Educational and Housing Facilities Board	5.000	01/01/2033	A1/A*/A+@	500,000	558,220

					9,160,523
REFUNDING BONDS
7.10% of Net Assets
Shelby County TN Refunding Series A	5.000	03/01/2026	Aa1/AA+*/AA+@	1,200,000	1,436,568
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2027	Aa2/AA*	1,195,000	1,308,537
Memphis TN Refunding General Impact	5.000	04/01/2030	Aa2/AA*	1,000,000	1,186,210
Pigeon Forge TN Refunding Series A	4.900	06/01/2028	Aa3/AA*	1,000,000	1,109,990
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	A2/AA+*/AA@	1,000,000	1,095,340
Greene County TN General Obligation — Series B	5.000	06/01/2024	A1	505,000	534,371
Memphis TN General Improvement	5.000	04/01/2034	Aa2/AA*	500,000	585,960
Memphis TN General Improvement	5.000	04/01/2039	Aa2/AA*	250,000	288,150
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2028	Aa2/AA*	205,000	223,464
Manchester TN Refunding General Obligation	5.000	06/01/2038	A2/AA*	100,000	114,113

					7,882,703
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.86% of Net Assets
Metropolitan TN Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2028	Aa2/AA*/AA+@	1,150,000	1,360,266
TN State School Board Authority Higher Educational Facilities	5.125	05/01/2033	Aa1/AA*	1,065,000	1,194,483
TN State School Bond Authority	5.000	11/01/2043	Aa1/AA*/AA+@	1,000,000	1,135,670
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2034	Aa2/AA*/AA+@	1,000,000	1,147,490
TN State School Board Authority Higher Educational Facilities	5.000	05/01/2034	Aa1/AA*/AA+@	500,000	566,620
Shelby County TN Health Educational Facilities Board Rhodes College	5.000	08/01/2030	A1/A+*	500,000	577,400
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2037	Aa1/AA*/AA+@	250,000	295,098
Franklin County TN Health & Education Facilities Board Revenue	5.000	09/01/2030	A+*	200,000	230,012

					6,507,038

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100% of Net Assets

December 31, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
STATE AND LOCAL MORTGAGE/HOUSING BONDS
3.74% of Net Assets
TN Housing Development Agency Homeownership Program 2	4.700%	07/01/2027	Aa1/AA+*	$1,215,000	$1,286,661
TN Housing Development Agency Housing Finance Program	4.850	01/01/2025	Aa2	625,000	671,088
TN Housing Development Agency Homeownership Program 1	5.000	07/01/2029	Aa1/AA+*	615,000	649,711
TN Housing Development Agency	5.000	07/01/2028	Aa1/AA+*	485,000	503,585
TN Housing Development Agency Series 1B	5.000	07/01/2029	Aa1/AA+*	480,000	501,869
TN Housing Development Agency	5.400	07/01/2035	Aa1/AA+*	310,000	329,456
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	A2	210,000	210,101

					4,152,469
SCHOOL IMPROVEMENT BONDS
2.75% of Net Assets
Rhea County TN	5.000	04/01/2029	A1	1,385,000	1,597,362
Smith County TN General Obligation	5.000	04/01/2021	NR	720,000	739,433
Cleveland TN General Obligation	5.000	06/01/2027	Aa3/AA*	680,000	719,651

					3,056,446
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
2.08% of Net Assets
Memphis TN Refunding and General Impact General Obligation	5.000	05/01/2036	Aa2/AA*	850,000	954,661
Memphis Shelby County TN Port Authority Community Development	5.000	04/01/2035	Aa3/AA-*	625,000	702,931
Springfield TN Public Improvement	4.500	03/01/2024	A1	565,000	656,140

					2,313,732
INDUSTRIAL REVENUE BONDS
0.88% of Net Assets
Industrial Development Board TN Blount County	5.000	06/01/2027	Aa3/AA*	850,000	972,526

ESCROWED TO MATURITY BONDS
.10% of Net Assets
Johnson City TN Health & Educational Facilities Medical Center	5.000	07/01/2018	AA-*	115,000	115,250

Total Investments 98.29% of Net Assets (cost $102,239,912) (See (a) below for further explanation)					$109,173,171

Other assets in excess of liabilities 1.71%					1,920,368

Net Assets 100%					$111,093,539

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $97,373,725 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$6,933,492
Unrealized depreciation	(233)

Net unrealized appreciation	$6,933,259

Other Information

The following is a summary of the inputs used, as of December 31, 2014 involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	109,173,171
Level 3	Significant Unobservable Inputs	—

$109,173,171

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $102,239,912)		$109,173,171
Cash		1,000,953
Interest receivable		1,390,886

Total assets		111,565,010
LIABILITIES:
Payable for:
Distributions to shareholders	260,154
Fund shares redeemed	107,222
Investment advisory fee	46,103
Transfer agent fee	11,905
Trustees fees	2,620
Accrued expenses	43,467

Total liabilities		471,471

NET ASSETS:
Capital		104,819,794
Accumulated net realized loss on investment transactions		(659,514)
Net unrealized appreciation in value of investments		6,933,259

Net assets at value		$111,093,539

NET ASSET VALUE, offering price and redemption price per share (9,472,036 shares outstanding; unlimited number of shares authorized; no par value)		$11.73

STATEMENT OF OPERATIONS

For the six months ended December 31, 2014

Net investment income:
Interest income	$2,075,111

Expenses:
Investment advisory fee	270,352
Transfer agent fee	68,397
Custodian expense	9,430
Professional fees	11,871
Trustees fees	5,409
Other expenses	17,564

Total expenses	383,023
Custodian expense reduction	(32)

Net expenses	382,991

Net investment income	1,692,120

Realized and unrealized gain on investments:
Net realized gain	10,539
Net change in unrealized appreciation/depreciation	1,678,224

Net realized and unrealized gain on investments	1,688,763

Net increase in net assets resulting from operations	$3,380,883

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2014 and the year ended June 30, 2014	UNAUDITED

	Six Months Ended 12/31/2014	One Year Ended 06/30/2014
Operations:
Net investment income	$1,692,120	$3,330,499
Net realized gain/(loss) on investments	10,539	(249,491)
Net change in unrealized appreciation/depreciation	1,678,224	2,664,327

Net increase in net assets resulting from operations	3,380,883	5,745,335
Distributions from net investment income	(1,692,120)	(3,330,499)
Net fund share transactions (Note 4)	4,510,485	(3,216,922)

Total increase/(decrease)	6,199,248	(802,086)
Net assets:
Beginning of year	104,894,291	105,696,377

End of period	$111,093,539	$104,894,291

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2014		For the years ended June 30,
			2014	2013	2012	2011		2010
Net asset value, beginning of year	$11.55		$11.27	$11.56	$11.04	$11.04		$10.71

Income from investment operations:
Net investment income	0.18		0.37	0.36	0.40	0.41		0.40
Net gains/(losses) on securities	0.18		0.28	(0.29)	0.52	0.00	(b)	0.33

Total from investment operations	0.36		0.65	0.07	0.92	0.41		0.73
Less distributions:
Distributions from net investment income	(0.18)		(0.37)	(0.36)	(0.40)	(0.41)		(0.40)

Net asset value, end of period	$11.73		$11.55	$11.27	$11.56	$11.04		$11.04

Total return	3.16%	(c)	5.86%	0.56%	8.44%	3.78%		6.92%
Net assets, end of period (in thousands)	$111,094		$104,894	$105,696	$100,583	$91,740		$94,960
Ratio of net expenses to average net assets (a)	0.71%	(d)	0.71%	0.65%	0.70%	0.69%		0.70%
Ratio of gross expenses to average net assets	0.71%	(d)	0.71%	0.69%	0.70%	0.69%		0.70%
Ratio of net investment income to average net assets	3.13%	(d)	3.25%	3.10%	3.50%	3.68%		3.67%
Portfolio turnover	1.90%	(c)	14.44%	7.37%	8.39%	6.38%		14.51%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $.01.
(c)	Not annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100% of Net Assets

December 31, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
22.91% of Net Assets
Johnson City TN Refunding	4.000%	06/01/2015	AA@	$400,000	$405,972
Memphis TN General Obligation	5.000	05/01/2020	Aa2/AA*/AA-@	250,000	289,078
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	Aa2/AA*	250,000	276,193
Metropolitan Government Nashville & Davidson County TN Refunding	5.000	05/15/2019	Aa2/AA*	215,000	235,963
Rhea County TN	3.000	04/01/2018	A1	200,000	210,456
Unicoi County TN Refunding	5.250	04/01/2019	A1/AA-*	200,000	229,962
Memphis TN General Improvement	5.000	04/01/2022	Aa2/AA*/AA-@	185,000	212,136
Metropolitan Government Nashville & Davidson County TN Refunding	5.000	07/01/2021	Aa2/AA*	175,000	206,511
Polk County TN Refinancing	5.000	05/01/2020	A2	150,000	163,292
Memphis TN General Improvement	5.000	11/01/2023	Aa2/AA*	100,000	122,815
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	Aa2/AA*	100,000	112,162

					2,464,537
MUNICIPAL UTILITY REVENUE BONDS
16.82% of Net Assets
Chattanooga TN Electric Revenue	5.000	09/01/2021	AA+*/AA@	400,000	447,216
Castalian Springs — Bethpage TN Waterworks	3.000	01/01/2019	A+*	260,000	273,120
Columbia TN Electric System Revenue	5.000	09/01/2021	Aa3	165,000	183,836
Lawrenceburg TN Refunding Water and Sewer	5.000	07/01/2015	A2	125,000	127,786
Metropolitan Government Nashville & Davidson County Water &Sewer	5.250	01/01/2019	Aa2/AA*	125,000	144,344
Sevier County TN Utility District Gas System Revenue	2.650	06/01/2015	A+*	125,000	125,793
Johnson City TN Electric Revenue	4.000	05/01/2022	Aa2/AA-*	100,000	106,113
New Market Utilty District Jefferson County TN Waterworks	4.000	06/01/2016	A3/AA*	100,000	104,079
New Market Utility District Jefferson County Waterworks	4.000	06/01/2017	A3/AA*	100,000	105,911
Cross Anchor TN Utility District	4.250	12/01/2015	AA*	65,000	67,025
Cross Anchor TN Utility District	4.250	12/01/2016	AA*	65,000	68,643
Johnson City TN Electric Revenue	4.500	05/01/2021	Aa2/AA*	50,000	55,030

					1,808,896
PUBLIC FACILITIES REVENUE BONDS
14.54% of Net Assets
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2017	Aa3/AA-*/A+@	275,000	298,084
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2022	Aa3/AA-*	220,000	242,198
Metropolitan Nashville & Davidson County TN Sport Authority	5.250	08/01/2024	Aa3/AA-*	190,000	231,939
Pigeon Forge Public Facilities	5.000	06/01/2023	AA*	150,000	176,378
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2023	Aa3/AA-*	125,000	150,923
Metropolitian Government Nashville Davidson County Convention	5.000	07/01/2015	A1/A*	125,000	127,819
Memphis TN Center City Revenue Finance Corporation	5.250	11/01/2025	Aa3/AA*	100,000	118,344
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2021	Aa3/AA-*	100,000	110,195
Metropolitan Government Nashville & Davidson County TN Convention	3.750	07/01/2018	A1/A*	100,000	107,608

					1,563,486
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
11.93% of Net Assets
Tennessee State	4.000	05/01/2021	Aaa/AA+*/AAA@	340,000	368,455
Blount County TN Public Building Authority	5.000	06/01/2021	Aa2/AA*	175,000	200,594
Blount County TN Public Building Authority	4.000	06/01/2020	Aa2/AA*	150,000	164,552
Sevier County TN Public Building Authority	5.000	06/01/2018	AA-*	150,000	168,219
Claiborne County TN Public Improvement	5.000	04/01/2017	NR	145,000	157,531
Gallatin County Capital Outlay Notes	4.625	01/01/2019	AA+*	100,000	112,378
Memphis TN Refunding General Improvement	5.000	10/01/2017	Aa2/AA*/AA-@	100,000	111,139

					1,282,867
SCHOOL IMPROVEMENT BONDS
8.19% of Net Assets
Rhea County TN	4.000	04/01/2025	A1	250,000	272,810
Robertson County TN School	4.000	06/01/2020	Aa3/AA*	250,000	270,825

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100% of Net Assets

December 31, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Lincoln County TN	5.250%	04/01/2019	Aa3	$200,000	$226,264
Robertson County TN School and Public Improvement	4.000	06/01/2019	AA*	100,000	110,554

					880,453
HOSPITAL AND HEALTHCARE
6.84% of Net Assets
Shelby County Health Education	5.250	09/01/2020	A2/AA*	400,000	444,896
Shelby County TN Health Educational & Housing Facilities	4.250	09/01/2020	A*	265,000	290,318

					735,214
PREREFUNDED BONDS
6.14% of Net Assets
Memphis TN	5.000	04/01/2024	Aa2/AA*/AA-@	200,000	218,692
Metropolitan Government Nashville and Davidson County	5.000	01/01/2019	Aa2/AA*	200,000	224,218
Madison County TN Refunding -School and Public Improvement	5.000	04/01/2018	Aa2/AA*	175,000	178,820
Metropolitan Government Nashville & Davidson County TN Refunding	5.000	05/15/2017		35,000	38,569

					660,299
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.00% of Net Assets
Franklin County TN Health & Education Facilities	4.000	09/01/2019	A+*	350,000	388,455
Franklin County TN Health & Educational Facilities Board	4.000	09/01/2024	A+*	135,000	149,342

					537,797
STATE AND LOCAL MORTGAGE/HOUSING BONDS
4.77% of Net Assets
TN State Housing Development Agency Homeownership Program	1.900	07/01/2019	Aa1/AA+*	245,000	245,421
TN Housing Development Agency- Series 1B	4.800	07/01/2024	Aa1/AA+*	155,000	160,379
TN Housing Development AgencyHomeownership Program	4.200	01/01/2016	Aa1/AA+*	105,000	106,837

					512,636
ESCROWED TO MATURITY BONDS
.25% of Net Assets
Claiborne County TN Public Improvement	5.000	04/01/2017	NR	25,000	27,402

Total Investments 97.39% of Net Assets (cost $10,205,794) (See (a) below for further explanation)					$10,473,587

Other assets in excess of liabilities 2.61%					282,446

Net Assets 100%					$10,756,033

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $10,205,794 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$270,035
Unrealized depreciation	(2,242)

Net unrealized appreciation	$267,793

Other Information

The following is a summary of the inputs used, as of December 31, 2014 involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,473,587
Level 3	Significant Unobservable Inputs	—

$10,473,587

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $10,205,794)		$10,473,587
Cash		182,348
Interest receivable		119,621

Total assets		10,775,556
LIABILITIES:
Payable for:
Distributions to shareholders	2,988
Fund shares redeemed	2,287
Investment advisory fee	4,651
Transfer agent fee	1,403
Trustees fees	822
Accrued expenses	7,372

Total liabilities		19,523

NET ASSETS:
Capital		10,771,178
Accumulated net realized loss on investment transactions		(282,938)
Net unrealized appreciation in value of investments		267,793

Net assets at value		$10,756,033

NET ASSET VALUE, offering price and redemption price per share (996,032 shares outstanding; unlimited number of shares authorized; no par value)		$10.80

STATEMENT OF OPERATIONS

For the six months ended December 31, 2014

Net investment income:
Interest income	$136,353

Expenses:
Investment advisory fee	27,154
Transfer agent fee	8,146
Custodian expense	4,407
Professional fees	1,190
Trustees fees	1,148
Other expenses	4,176

Total expenses	46,221
Custodian expense reduction	(3)

Net expenses	46,218

Net investment income	90,135

Realized and unrealized gain/(loss) on investments:
Net realized gain	271
Net change in unrealized appreciation/depreciation	(13,991)

Net realized and unrealized loss on investments	(13,720)

Net increase in net assets resulting from operations	$76,415

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2014 and the year ended June 30, 2014	UNAUDITED

	Six Months Ended 12/31/2014	One Year Ended 06/30/2014
Operations:
Net investment income	$90,135	$191,050
Net realized gain/(loss) on investments	271	(17,213)
Net change in unrealized appreciation/depreciation	(13,991)	80,111

Net increase in net assets resulting from operations	76,415	253,948
Distributions from net investment income	(90,135)	(191,050)
Net fund share transactions (Note 4)	(14,822)	(299,017)

Total decrease	(28,542)	(236,119)
Net assets:
Beginning of year	10,784,575	11,020,694

End of period	$10,756,033	$10,784,575

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2014		For the years ended June 30,
			2014	2013	2012	2011	2010
Net asset value, beginning of year	$10.81		$10.75	$11.01	$10.85	$10.82	$10.54

Income from investment operations:
Net investment income	0.09		0.19	0.20	0.24	0.26	0.28
Net gains/(losses) on securities both realized and unrealized	(0.01)		0.06	(0.26)	0.16	0.03	0.28

Total from investment operations	0.08		0.25	(0.06)	0.40	0.29	0.56
Less distributions:
Distributions from net investment income	(0.09)		(0.19)	(0.20)	(0.24)	(0.26)	(0.28)

Net asset value, end of period	$10.80		$10.81	$10.75	$11.01	$10.85	$10.82

Total return	0.74%	(b)	2.36%	(0.53)%	3.74%	2.72%	5.39%
Net assets, end of period (in thousands)	$10,756		$10,785	$11,021	$12,026	$9,889	$10,113
Ratio of net expenses to average net assets (a)	0.86%	(c)	0.86%	0.86%	0.87%	0.80%	0.81%
Ratio of gross expenses to average net assets	0.86%	(c)	0.86%	0.86%	0.87%	0.82%	0.83%
Ratio of net investment income to average net assets	1.67%	(c)	1.78%	1.86%	2.21%	2.40%	2.63%
Portfolio turnover	7.77%	(b)	11.38%	20.56%	1.86%	18.32%	16.16%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies — 100% of Net Assets

December 31, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT
58.75% of Net Assets
Federal Farm Credit Bank	5.840%	07/20/2022	Aaa/AA+*/AAA@	$2,650,000	$3,293,844
Federal Farm Credit Bank	5.250	05/10/2022	Aaa/AA+*/AAA@	2,000,000	2,418,766
Federal Farm Credit Bank	5.125	11/28/2022	Aaa/AA+*/AAA@	2,000,000	2,438,778
Federal Farm Credit Bank	5.250	10/25/2022	Aaa/AA+*/AAA@	1,500,000	1,846,229
Federal Farm Credit Bank	3.300	06/26/2024	Aaa/AA+*/AAA@	1,000,000	1,006,490
Federal Farm Credit Bank	3.000	03/18/2026	Aaa/AA+*/AAA@	750,000	735,152
Federal Farm Credit Bank	5.050	12/21/2021	Aaa/AA+*/AAA@	370,000	431,208
Federal Farm Credit Bank	2.980	08/21/2026	Aaa/AA+*/AAA@	100,000	98,038

					12,268,505
FEDERAL HOME LOAN BANK
34.11% of Net Assets
Federal Home Loan Bank	5.750	06/10/2022	Aaa/AA+*	2,000,000	2,452,708
Federal Home Loan Bank	5.365	09/09/2024	Aaa/AA+*	1,750,000	2,153,291
Federal Home Loan Bank	5.250	12/11/2020	Aaa/AA+*	985,000	1,164,737
Federal Home Loan Bank	3.250	08/06/2024	Aaa/AA+*	500,000	501,496
Federal Home Loan Bank	5.000	12/10/2021	Aaa/AA+*	500,000	586,013
Federal Home Loan Bank	3.250	06/09/2023	Aaa/AA+*	250,000	264,333

					7,122,578
FEDERAL NATIONAL MORTGAGE ASSOCIATION
6.14% of Net Assets
Federal National Mortgage Association	8.100	08/12/2019	Aaa/AA+*/AAA@	1,000,000	1,282,346

Total Investments 99.00% of Net Assets (cost $19,519,134) (See (a) below for further explanation)					$20,673,429

Other liabilities in excess of assets 1.00%					209,913

Net Assets 100%					$20,883,342

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $19,519,134 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,170,972
Unrealized depreciation	(16,677)

Net unrealized appreciation	$1,154,295

Other Information

The following is a summary of the inputs used, as of December 31, 2014 involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	20,673,429
Level 3	Significant Unobservable Inputs	—

$20,673,429

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $19,519,134)		$20,673,429
Cash		48,024
Interest receivable		196,841

Total assets		20,918,294
LIABILITIES:
Payable for:
Distributions to shareholders	8,874
Fund shares redeemed	402
Investment advisory fee	3,583
Transfer agent fee	5,090
Accrued expenses	17,003

Total liabilities		34,952

NET ASSETS:
Capital		20,021,680
Accumulated net realized loss on investment transactions		(292,633)
Net unrealized appreciation in value of investments		1,154,295

Net assets at value		$20,883,342

NET ASSET VALUE, offering price and redemption price per share (2,011,219 shares outstanding; unlimited number of shares authorized; no par value)		$10.38

STATEMENT OF OPERATIONS

For the six months ended December 31, 2014

Net investment income:
Interest income	$332,006

Expenses:
Investment advisory fee	21,455
Transfer agent fee	15,898
Custodian expense	4,830
Professional fees	2,385
Pricing	2,521
Trustees fees	1,087
Other expenses	6,958

Total expenses	55,134
Custodian expense reduction	(6)

Net expenses	55,128

Net investment income	276,878

Realized and unrealized gain/(loss) on investments:
Net realized loss	(10,492)
Net change in unrealized appreciation/depreciation	296,045

Net realized and unrealized gain on investments	285,553

Net increase in net assets resulting from operations	$562,431

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2014 and the year ended June 30, 2014	UNAUDITED

	Six Months Ended 12/31/2014	One Year Ended 06/30/2014
Operations:
Net investment income	$276,878	$610,861
Net realized loss on investments	(10,492)	(225,335)
Net change in unrealized appreciation/depreciation	296,045	587,581

Net increase in net assets resulting from operations	562,431	973,107
Distributions from net investment income	(276,878)	(611,046)
Net fund share transactions (Note 4)	(625,783)	(2,533,805)

Total decrease	(340,230)	(2,171,744)
Net assets:
Beginning of year	21,223,572	23,395,316

End of period	$20,883,342	$21,223,572

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2014		For the years ended June 30,
			2014	2013	2012	2011	2010
Net asset value, beginning of year	$10.25		$10.05	$10.58	$9.96	$10.24	$10.05

Income from investment operations:
Net investment income	0.13		0.28	0.30	0.34	0.35	0.44
Net gains/(losses) on securities	0.13		0.20	(0.53)	0.62	(0.28)	0.19

Total from investment operations	0.26		0.48	(0.23)	0.96	0.07	0.63
Less distributions:
Distributions from net investment income	(0.13)		(0.28)	(0.30)	(0.34)	(0.35)	(0.44)

Net asset value, end of period	$10.38		$10.25	$10.05	$10.58	$9.96	$10.24

Total return	2.59%	(b)	4.89%	(2.34)%	9.72%	0.71%	6.38%
Net assets, end of year (in thousands)	$20,883		$21,224	$23,395	$25,830	$25,004	$42,053
Ratio of net expenses to average net assets (a)	0.52%	(c)	0.56%	0.48%	0.52%	0.46%	0.47%
Ratio of gross expenses to average net assets	0.52%	(c)	0.56%	0.54%	0.52%	0.46%	0.47%
Ratio of net investment income to average net assets	2.60%	(c)	2.81%	2.77%	3.25%	3.48%	4.30%
Portfolio turnover	2.40%	(b)	15.33%	16.02%	8.94%	72.86%	56.38%

(a)	Percentages are after expenses waived by Adviser and Custodian reduction. No recovery of these waivers and reductions will be sought.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds — 100% of Net Assets

December 31, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

PUBLIC FACILITIES REVENUE BONDS
39.26% of Net Assets
Pennington County SD Certificates of Participation Build America	7.200	06/01/2037	Aa2	$750,000	$872,303
Sarasota County FL Capital Improvement Revenue Build America	7.016	10/01/2040	AA+*/AA+@	710,000	836,927
Grand Junction CO Certificates of Participation Build America	7.500	12/01/2030	A+*	500,000	598,940
Colorado State Certificates of Participation Build America	6.450	09/15/2039	Aa2/AA-*	390,000	489,091
Dallas Convention Center Hotel Development Corporation	7.088	01/01/2042	A1/A+*	355,000	477,202
Metropolitan Government Nashville & Davidson County TN Convention Build America	7.431	07/01/2043	A1/A*	285,000	404,227
Miami Lakes FL Special Obligation Build America	7.627	12/01/2040	Aa3/AA@	255,000	349,845
Buncombe County NC Limited Obligation Build America	6.800	06/01/2030	Aa2/AA+*	250,000	297,575
Decatur GA Urban Redevelopment Agency Revenue Build America	6.920	01/01/2038	Aa2/AA+*	150,000	176,306
Franklin County OH Convention Facilities Authority BABS	6.640	12/01/2042	Aa2/AA*	130,000	174,989
Metropolitan Government Nashville and Davidson County TN	6.731	07/01/2043	Aa3/A*	125,000	169,789
Rhode Island Convention Center	6.060	05/15/2035	Aa3/AA*/AA-@	70,000	79,216
Grand Junction CO Certificates of Participation Build America	7.650	12/01/2040	A+*	50,000	59,384

					4,985,794
MUNICIPAL UTILITY REVENUE BONDS
24.75% of Net Assets
Sedalia MO Certificates of Participation Build America	7.300	06/01/2035	AA*	500,000	548,490
Altoona PA Water Authority Sewer Revenue Build America	7.064	12/01/2040	AA*	500,000	573,745
Heber UT Light & Power Build America	7.000	12/15/2030	A2/A+@	500,000	573,365
West Knox Utilities District Knox County TN Water and Sewer	6.900	06/01/2040	AA+*	400,000	502,424
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	379,215
Metrolpolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa3/AA-*	200,000	272,114
York County VA Sewer Revenue Build America	6.607	06/01/2040	Aa3	100,000	115,955
FL State Utility Revenue	6.548	10/01/2040	A2	60,000	67,190
Williamsport PA Municipal Water Authority Build America	6.100	01/01/2040	A2/AA*	60,000	63,163
Davie FL Water & Sewer Revenue Build America	6.849	10/01/2040	A1/AA*	40,000	47,377

					3,143,038
SCHOOL IMPROVEMENT BONDS
12.71% of Net Assets
Armstrong School District PA Build America	7.000	03/15/2041	AA*	750,000	852,645
CO State Building Excellent Schools Today Certificates of Participation	7.017	03/15/2031	Aa2/AA-*	400,000	466,664
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa3/A+*	250,000	294,345

					1,613,654
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
9.98% of Net Assets
Lincoln AL Build America Recovery Zone	6.800	06/01/2040	AA*	500,000	569,120
KY State Property & Buildings Build America	5.921	11/01/2030	Aa3/A+*/A+@	250,000	293,333
Scottsboro AL Build America Bonds	6.400	11/01/2040	A2/AA*	250,000	282,450
Utah County UT Excise Tax Revenue	7.130	12/01/2039	AA-*	65,000	75,189
Downtown Smyrna Development Authority GA	6.900	02/01/2035	Aa2/AAA*	45,000	47,669

					1,267,761
TURNPIKES/TOLLROAD/HIGHWAY BONDS
4.82% of Net Assets
FL State Turnpike Authority Turnpike Revenue Build America	6.800	07/01/2039	Aa3/AA-*/AA-@	300,000	347,655
Washoe County NV Highway Revenue	7.969	02/01/2040	A1/A+*	200,000	265,076

					612,731
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.05% of Net Assets
Maine Health and Higher Educational Facilities Authority	6.667	07/01/2039	Aa2	200,000	253,115
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2/AA-*	100,000	134,557

					387,672

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds — 100% of Net Assets

December 31, 2014

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

HOSPITAL AND HEALTHCARE REVENUE BONDS
2.26% of Net Assets
University NC Chapel Hill Hospital Revenue Build America	6.329%	02/01/2031	Aa3/AA*	$250,000	$286,820

MARINA/PORT AUTHORITY REVENUE BONDS
2.08% of Net Assets
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa3/AA*	200,000	264,238

Total Investments 98.91% of Net Assets (cost $10,969,477) (See (a) below for further explanation)					$12,561,708

Other assets in excess of liabilities 1.09%					137,545

Net Assets 100%					$12,699,253

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $10,969,477 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,597,259
Unrealized depreciation	(5,028)

Net unrealized appreciation	$1,592,231

The following is a summary of the inputs used, as of December 31, 2014 involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	12,561,708
Level 3	Significant Unobservable Inputs	—

$12,561,708

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $10,969,477)		$12,561,708
Cash		11,697
Interest receivable		157,860

Total assets		12,731,265
LIABILITIES:
Payable for:
Distributions to shareholders	19,771
Investment advisory fee	5,350
Transfer agent fee	1,557
Trustees fees	714
Accrued expenses	4,620

Total liabilities		32,012

NET ASSETS:
Capital		11,135,952
Accumulated net realized loss on investment transactions		(28,930)
Net unrealized appreciation in value of investments		1,592,231

Net assets at value		$12,699,253

NET ASSET VALUE, offering price and redemption price per share (1,166,820 shares outstanding; unlimited number of shares authorized; no par value)		$10.88

STATEMENT OF OPERATIONS

For the six months ended December 31, 2014

Net investment income:
Interest income	$353,269

Expenses:
Investment advisory fee	31,274
Transfer agent fee	9,382
Custodian expense	3,839
Professional fees	420
Trustees fees	627
Pricing	2,017
Other expenses	4,817

Total expenses	52,376
Custodian expense reduction	(4)

Net expenses	52,372

Net investment income	300,897

Realized and unrealized gain on investments:
Net realized gain	8,863
Net change in unrealized appreciation/depreciation	362,243

Net realized and unrealized gain on investments	371,106

Net increase in net assets resulting from operations	$672,003

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended December 31, 2014 and the year ended June 30, 2014	UNAUDITED

	Six Months Ended 12/31/2014	One Year Ended 06/30/2014
Operations:
Net investment income	$300,897	$665,743
Net realized gain/(loss) on investments	8,863	(37,793)
Net change in unrealized appreciation/depreciation	362,243	152,052

Net increase in net assets resulting from operations	672,003	780,002
Distributions from net investment income	(300,897)	(666,273)
Distributions from capital gains	—	(69,960)
Net fund share transactions (Note 4)	(40,980)	(3,680,930)

Total increase/(decrease)	330,126	(3,637,161)
Net assets:
Beginning of year	12,369,127	16,006,288

End of period	$12,699,253	$12,369,127

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2014		For the years ended June 30,			For the period ended June 30, 2011*
			2014	2013	2012
Net asset value, beginning of period	$10.57		$10.45	$10.82	$9.65	$10.00

Income from investment operations:
Net investment income	0.26		0.51	0.51	0.52	0.34
Net gains/(losses) on securities	0.31		0.18	(0.36)	1.17	(0.35)

Total from investment operations	0.57		0.69	0.15	1.69	(0.01)
Less distributions:
Distributions from net investment income	(0.26)		(0.51)	(0.51)	(0.52)	(0.34)
Distributions from capital gains	—		(0.06)	(0.01)	—	—

Total distributions	(0.26)		(0.57)	(0.52)	(0.52)	(0.34)

Net asset value, end of period	$10.88		$10.57	$10.45	$10.82	$9.65

Total return	5.45%	(b)	6.90%	1.35%	17.77%	0.04%	(b)
Net assets, end of period (in thousands)	$12,699		$12,369	$16,006	$16,042	$10,872
Ratio of net expenses to average net assets (a)	0.84%	(c)	0.89%	0.83%	0.85%	0.49%	(c)
Ratio of gross expenses to average net assets	0.84%	(c)	0.89%	0.83%	0.86%	0.50%	(c)
Ratio of net investment income to average net assets	4.85%	(c)	4.95%	4.71%	4.95%	3.71%	(c)
Portfolio turnover	5.15%	(b)	9.71%	9.57%	0.00%	89.93%	(b)

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized
*	Represents the period from commencement of operations (November 1, 2010) through June 30, 2011.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2014

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers ten series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

Taxable Municipal Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in their respective states of Alabama, Kentucky, Mississippi, North Carolina, or Tennessee municipal securities.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The Taxable Municipal Bond Series’ investment strategy is to invest in taxable municipal bonds of investment grade quality.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

A.	Security Valuation

Securities held by the Intermediate Government Bond Series and the Taxable Municipal Bond Series are valued using market quotations as provided by an independent pricing service. Securities held by the eight state tax-free funds are valued as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. These procedures involve the use of a matrix pricing model which takes into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board’s Valuation committee. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

The Funds have adopted the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 820, “Fair Value Measurements and Disclosures”. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2014

1.	Organization and Significant Accounting Policies, continued:

Level 3:	Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The aggregate value by input level, as of December 31, 2014, for the Funds’ investments is included at the end of the Funds’ Schedules of Portfolio Investments. The Funds recognize transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the six month period ending December 31, 2014.

B.	Security Transactions

Security transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

C.	Security Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis.

D.	When-Issued and Extended Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Funds until the security is delivered and payment takes place. At the time the Funds enter into this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased.

E.	Federal Income Taxes

It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all or substantially all taxable and tax-exempt income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended December 31, 2014. Therefore, no federal income tax provision is required. Management of the Funds has concluded that there are no uncertain tax provisions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns for the last three years.

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Distributions are payable in cash or in additional shares at the net asset value on the payable date.

Distributions are payable:

Monthly for:	Kentucky Tax-Free Short-to-Medium Series North Carolina Tax-Free Short-to-Medium Series Tennessee Tax-Free Short-to-Medium Series Intermediate Government Bond Series Taxable Municipal Bond Series

Quarterly for:	Alabama Tax-Free Income Series Kentucky Tax-Free Income Series Mississippi Tax-Free Income Series North Carolina Tax-Free Income Series Tennessee Tax-Free Income Series

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2014

1.	Organization and Significant Accounting Policies, continued:

G.	Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

H.	Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, Dupree & Company, Inc. (the Adviser) is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements, for the Alabama, Kentucky, Mississippi, North Carolina, Tennessee, and the Taxable Municipal Bond Series, the Funds have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; .35 of 1% of the average daily net assets between $500,000,001 and 750,000,000; .30 of 1% of the average daily net assets between $750,000,001 and 1,000,000,000; and .25 of 1% of the average daily net assets in excess of $1,000,000,000. For the Intermediate Government Bond Series, the Fund has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .20 of 1% of average daily net assets.

The Adviser may voluntarily waive investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses. The Adviser will not seek to recoup any waived fees or other operating expenses it has assumed.

For the six months ended December 31, 2014, fees voluntarily waived by the Adviser were as follows:

Fees waived by Adviser
Alabama Tax-Free Income Series	$9,752
Mississippi Tax-Free Income Series	9,752

In addition, each Fund has entered into a Shareholder Service Agreement with Dupree & Company, Inc, the Funds’ transfer agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15 of 1% on the first $20,000,000 of average net assets and .12 of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

3.	Purchases and Sales of Securities

During the period ended December 31, 2014, the cost of purchases and the proceeds from sales/calls and maturities of securities (excluding short-term securities and U.S. government obligations, except for the Intermediate Government Bond Series which are all U.S. government obligations) for each of the Funds were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$3,319,308	$1,433,224
Kentucky Tax-Free Income Series	28,296,376	16,305,800
Kentucky Tax-Free Short-to-Medium Series	1,895,509	5,618,228
Mississippi Tax-Free Income Series	610,667	359,147
North Carolina Tax-Free Income Series	10,441,278	1,005,000
North Carolina Tax-Free Short-to-Medium Series	455,559	1,136,302
Tennessee Tax-Free Income Series	8,519,165	2,026,935
Tennessee Tax-Free Short-to-Medium Series	758,555	550,334
Intermediate Government Bond Series	499,875	900,000
Taxable Municipal Bond Series	628,281	626,953

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2014

4.	Capital Shares

At December 31, 2014 and June 30, 2014, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Six Months Ended December 31, 2014		Year Ended June 30, 2014
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	214,029	$2,654,471	258,629	$3,134,098
Shares reinvested	16,631	208,058	35,740	431,188
Shares redeemed	(75,894)	(946,994)	(403,963)	(4,832,353)
Net increase/(decrease)	154,766	$1,915,535	(111,241)	$(1,286,648)

KENTUCKY TAX-FREE INCOME SERIES	Six Months Ended December 31, 2014		Year Ended June 30, 2014
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	5,893,132	$46,732,572	13,658,486	$105,555,777
Shares reinvested	1,216,665	9,672,802	2,500,483	19,401,429
Shares redeemed	(5,173,226)	(41,050,619)	(15,789,272)	(121,949,686)
Net increase	1,936,571	$15,354,755	369,697	$3,007,520

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months Ended December 31, 2014		Year Ended June 30, 2014
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,273,775	$6,917,751	2,902,355	$15,783,732
Shares reinvested	107,079	581,411	228,221	1,241,316
Shares redeemed	(2,168,405)	(11,774,190)	(4,488,362)	(24,399,135)
Net decrease	(787,551)	$(4,275,028)	(1,357,786)	$(7,374,087)

MISSISSIPPI TAX-FREE INCOME SERIES	Six Months Ended December 31, 2014		Year Ended June 30, 2014
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	47,448	$573,026	195,841	$2,282,912
Shares reinvested	4,778	58,066	9,891	115,460
Shares redeemed	(44,243)	(537,836)	(44,493)	(513,359)
Net increase	7,983	$93,256	161,239	$1,885,013

NORTH CAROLINA TAX-FREE INCOME SERIES	Six Months Ended December 31, 2014		Year Ended June 30, 2014
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,273,531	$14,818,263	1,577,580	$17,874,045
Shares reinvested	86,948	1,015,619	177,476	2,004,393
Shares redeemed	(506,990)	(5,885,493)	(1,597,868)	(17,894,940)
Net increase	853,489	$9,948,389	157,188	$1,983,498

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2014

4.	Capital Shares, continued:

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months ended December 31, 2014		Year Ended June 30, 2014
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	128,450	$1,418,643	314,867	$3,469,484
Shares reinvested	15,509	171,296	37,003	408,034
Shares redeemed	(212,317)	(2,343,708)	(398,436)	(4,390,138)
Net decrease	(68,358)	$(753,769)	(46,566)	$(512,620)

TENNESSEE TAX-FREE INCOME SERIES	Six Months Ended December 31, 2014		Year Ended June 30, 2014
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	602,079	$7,001,797	1,285,067	$14,453,598
Shares reinvested	100,689	1,177,041	194,059	2,196,993
Shares redeemed	(314,183)	(3,668,353)	(1,772,826)	(19,867,513)
Net increase/(decrease)	388,585	$4,510,485	(293,700)	$(3,216,922)

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months Ended December 31, 2014		Year Ended June 30, 2014
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	20,315	$219,894	170,445	$1,830,178
Shares reinvested	6,783	73,437	14,083	151,789
Shares redeemed	(28,452)	(308,153)	(212,057)	(2,280,984)
Net decrease	(1,354)	$(14,822)	(27,529)	$(299,017)

INTERMEDIATE GOVERNMENT BOND SERIES	Six Months Ended December 31, 2014		Year Ended June 30, 2014
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	32,634	$336,767	106,142	$1,065,074
Shares reinvested	21,294	219,782	47,742	478,925
Shares redeemed	(114,178)	(1,182,332)	(409,352)	(4,077,804)
Net decrease	(60,250)	$(625,783)	(255,468)	$(2,533,805)

TAXABLE MUNICIPAL BOND SERIES	Six Months Ended December 31, 2014		Year Ended June 30, 2014
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	54,288	$580,417	68,253	$699,581
Shares reinvested	17,283	185,295	38,542	397,494
Shares redeemed	(75,436)	(806,692)	(467,564)	(4,778,005)
Net decrease	(3,865)	$(40,980)	(360,769)	$(3,680,930)

5.	Concentration of Credit Risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2014

5.	Concentration of Credit Risk, continued:

political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting issuers of their states’ respective municipal securities than a fund that is not concentrated in these issuers to the same extent.

6.	Federal Income Taxes

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

At June 30, 2014, the Funds’ capital loss carry-forwards expire as follows:

						No Expiration
	2015	2016	2017	2018	2019	Long-term	Short-term	Total
Alabama Tax Free Income Series	$—	$—	$—	$—	$—	$—	$4,036	$4,036
Kentucky Tax-Free Short-to-Medium Series	203,229	227,932	223,976	—	—	—	—	655,137
Mississippi Tax-Free Income Series	—	—	—	—	—	—	7,068	7,068
North Carolina Tax-Free Income Series	—	—	—	—	—	—	431,401	431,401
Tennessee Tax-Free Income Series	—	—	—	371,142	—	—	298,875	670,017
Tennessee Tax-Free Short-to-Medium Series	25,194	23,418	—	—	—		—	49,612
Intermediate Government Bond Series	21,143	—	—	—		49,060	95,029	165,232
Taxable Municipal Bond Series	—	—	—	—	—	—	777	777

During the year ended June 30, 2014, the following Funds utilized capital loss carry-forwards as follows:

Amount
Kentucky Tax-Free Short-to-Medium Series	$141,887
Tennessee Tax-Free Short-to-Medium Series	990

During the year ended June 30, 2014, the Intermediate Government Bond Series had losses expire of $51,194.

Capital losses incurred after October 31 (“Post-October” losses) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. The following Funds incurred and will elect to defer net capital losses during the fiscal year 2014 as follows:

Post October Losses
Alabama Tax-Free Income Series	$(100,377)
Kentucky Tax-Free Short-to-Medium Series	(85,893)
Mississippi Tax-Free Income Series	(1)
North Carolina Tax-Free Income Series	(151,440)
North Carolina Tax-Free Short-to-Medium Series	(3,011)
Tennessee Tax-Free Income Series	(37)
Tennessee Tax-Free Short-to-Medium Series	(234,597)
Intermediate Government Bond Series	(116,908)
Taxable Municipal Bond Series	(37,016)

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2014

6.	Federal Income Taxes, continued:

At June 30, 2014, the effect of permanent book to tax differences resulted in increases and decreases to the components of net assets as follows:

	Accumulated Net Realized Gain/Loss	Undistributed Net Investment Income
Kentucky Tax-Free Income Series	$35	$(35)
Mississippi Tax-Free Income Series	85	(85)

	Accumulated Net Realized Gain/Loss	Capital
Intermediate Government Bond Series	$51,194	$(51,194)

The tax character of distributions paid for the years ended June 30, 2014 and 2013 were as follows:

	Fiscal Year Ended June 30, 2014			Fiscal Year Ended June 30, 2013
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Alabama Tax-Free Income Series	$776,616	$—	$29,276	$842,439	$—	$16,538
Kentucky Tax-Free Income Series	32,479,238	—	1,302,574	33,471,869	37,796	108,545
Kentucky Tax-Free Short-to-Medium Series	1,803,910	—	—	1,932,832	—	—
Mississippi Tax-Free Income Series	294,715	—	9,925	287,105	—	—
North Carolina Tax-Free Income Series	2,991,028	—	112,821	3,026,417	—	131,685
North Carolina Tax-Free Short-to-Medium Series	477,000	—	41,274	497,853	—	39,121
Tennessee Tax-Free Income Series	3,330,499	—	—	3,364,193	—	—
Tennessee Tax-Free Short-to-Medium Series	191,049	—	—	226,505	—	—
Intermediate Government Bond Series	—	611,046	—	—	713,160	—
Taxable Municipal Bond Series	—	666,273	69,960	—	767,284	19,468

At June 30, 2014, the Funds’ components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Net Long term Capital Gain	Net Unrealized Appreciation/ Depreciation Investments
Alabama Tax-Free Income	$—	$92,854	$—	$1,133,647
Kentucky Tax-Free Income	—	3,348,541	380,551	56,475,860
Kentucky Tax-Free Short-to-Medium	—	50,618	—	3,190,906
Mississippi Tax-Free Income	—	47,538	—	405,116
North Carolina Tax-Free Income	—	278,303	—	4,741,764
North Carolina Tax-Free Short-to-Medium	—	9,059	—	760,008
Tennessee Tax-Free Income	—	245,030	—	5,255,035
Tennessee Tax-Free Short-to-Medium	—	2,786	—	281,784
Intermediate Government Bond	10,499	—	—	858,250
Taxable Municipal Bond Series	21,087	—	—	1,229,988

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2014

6.	Federal Income Taxes, continued:

	Accumulated Capital and Other Losses	Other Temporary Differences	Total Accumulated Earnings
Alabama Tax-Free Income	$(104,416)	$(92,854)	$1,029,231
Kentucky Tax-Free Income		(3,348,541)	56,856,411
Kentucky Tax-Free Short-to-Medium	(741,031)	(50,618)	2,449,875
Mississippi Tax-Free Income	(7,069)	(47,603)	397,982
North Carolina Tax-Free Income	(582,841)	(278,303)	4,158,923
North Carolina Tax-Free Short-to-Medium	(3,011)	(9,059)	756,997
Tennessee Tax-Free Income	(670,053)	(245,030)	4,584,982
Tennessee Tax-Free Short-to-Medium	(283,209)	(2,786)	(1,425)
Intermediate Government Bond	(282,141)	(10,499)	576,109
Taxable Municipal Bond Series	(37,793)	(21,087)	1,192,195

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which may provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve predicting future claims that may be made against the Funds, if any, which have not yet occurred. However, based on experience, the Funds do not expect the risk of loss to be material.

8.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on an uncommitted line of credit. The principal amounts borrowed are due on demand. The agreement expires on August 31, 2015, but may be renewed annually. Interest is payable based on the published prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated.

At December 31, 2014, the Funds had an unused line of credit amount of $25,000,000. During the six months ended December 31, 2014, the average interest rate on borrowings was 3.25% and the daily weighted average borrowings for each Fund were as follows:

Weighted Average Borrowings
Alabama Tax-Free Income Series	$9,408
Kentucky Tax Free Income Series	140,717
Kentucky Tax-Free Short-to-Medium Series	10,054
Mississippi Tax-Free Income Series	—
North Carolina Tax-Free Income Series	1,359
North Carolina Tax-Free Short-to-Medium Series	4,761
Tennessee Tax-Free Income Series	—
Tennessee Tax-Free Short-to-Medium Series	348
Taxable Municipal Bond Series	—
Intermediate Government Bond Series	—

The Funds have a contractual agreement with the custodian whereby the Funds compensate the custodian for custodial services incurred exceeding the credits realized as a result of uninvested cash balances. Credits realized as a result of uninvested cash balances are used to reduce each Fund’s expenses. During the six months ended December 31, 2014, these credits reduced each of Funds’ expenses by the amount shown on the Statement of Operation as “Custodian expense reduction.”

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2014

Trustee and officer information

The following table sets forth information as to the Trustees and officers:

Name, Address and Age	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held in Publicly Traded Companies
Officers:
Thomas P. Dupree Sr. 125 South Mill Street Lexington, KY 40507 Age: 84	President	Annual Term; 35 years of service	Chairman of the Board of Dupree & Company, Inc.	N/A	N/A
Gay M. Elste P.O. Box 28 Versailles, KY 40383 Age: 63	Compliance Officer	Annual Term; 10 years of service	Attorney at Law, Darsie & Elste. Anstruther Farm, beef cattle farming	N/A	N/A
Allen E. Grimes, III 125 South Mill Street Lexington, KY 40507 Age: 52	Executive Vice President	Annual Term; 9 years of service	President, Dupree & Company, Inc.	N/A	N/A
Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 Age: 53	Vice President, Secretary, Treasurer	Annual Term; 16 years of service as Vice President, 14 years of service as Secretary, Treasurer	Vice President, Secretary, Treasurer of Dupree & Company, Inc.	N/A	N/A
Eugene M. Gard 125 South Mill Street Lexington, KY 40507 Age: 35	Assistant Secretary, Assistant Treasurer	Annual Term; first year of service	Vice President, Dupree & Company, Inc.	N/A	N/A
Trustees:
William A. Combs, Jr. 111 Woodland Ave., #510 Lexington, KY 40502 Age: 74	Chairman, Trustee	Annual Term; 13 years of service as Chairman; 25 years of service as Trustee	Officer, Director: Mercedes-Benz of Cincinnati, Ohio; Mercedes-Benz of West Chester, Ohio	10	N/A
James C. Baughman, Jr. 1999 Richmond Road Suite 2A Lexington, KY 40502 Age: 52	Trustee Chairman, Audit Committee	Annual Term 7 Years of Service	Business consultant, CJN Advisors, LLC (2013 – present); Chief Executive Officer, Secretary, Treasurer, Director Office Suites Plus, Inc. (1998-2013; executive office space rental)	10	Advisory Board, Community Trust Bank
C. Timothy Cone 201 West Short Street Lexington, KY 40507 Age: 70	Trustee	Annual Term; 12 years of service	President, Gess, Mattingly & Atchison, P.S.C. (law firm)	10	N/A
Ann Rosenstein Giles 343 Waller Avenue Suite 100 Lexington, KY 40504 Age: 62	Trustee	Annual Term; 3 years of service	AJ Marketing Partners (self-employed marketing consultant)	10	N/A
Marc A. Mathews 2104 Lakeside Drive Lexington, KY 40502 Age: 56	Trustee	Annual Term; 3 years of service	Vice President for Finance and Business, Transylvania University 2009 to date; Treasurer, University of Kentucky 2008-2009; Controller, University of Kentucky 2004-2008	10	Director, Bank of the Bluegrass

As of December 31, 2014, none of the Trustees nor members of their immediate family held any beneficial interest in the Trust’s Investment Adviser. Further, the Trust does not have an underwriter.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2014

Trustee and officer information, continued

The Statement of Additional Information (“SAI”) includes additional information about Trustees and officers and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov. For the year ending June 30, 2014, the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files with the Securities and Exchange Commission a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the commission’s website and (ii) will be made available to shareholders upon request by calling (800) 866-0614. Information on the operation of the S.E.C.’s Public Reference Room may be obtained by calling 1-800-SEC-0300.

Board of Trustees Approval of Existing Advisory Agreements

Dupree Mutual Fund’s Board of Trustees is responsible for overseeing the Trust’s corporate policies and adhering to fiduciary standards under the Investment Company Act of 1940 (“1940 Act”). The Trustees are responsible for the annual renewal of the Trust’s investment advisory agreements with each Fund. Under the Investment Advisory Agreements, Dupree & Company, Inc. assumes responsibility for providing investment advisory and other services.

At a separate meeting of the Board of Trustees held on August 27, 2014 to consider new investment advisory agreements for each Series of the Trust, the Trustees considered the matter and voted unanimously to approve new investment advisory agreements for each Series and to place the proposal before the shareholders of each Series.

In preparation for the August 27, 2014 meeting, the Trustees requested and reviewed materials provided by Dupree. These materials included the following: Dupree’s audited financial statements for the twelve month period ended December 31, 2013; unaudited financial statements for the three month period ended March 31, 2014; Dupree’s Privacy Policy; Dupree’s Code of Ethics Report; and each Series’ performance and portfolio characteristics since Dupree became the investment adviser. The Board also requested and reviewed reports prepared using data from Morningstar® and Lipper, independent sources of investment company data, relating to each Series’ performance and expenses, compared to the performance and expenses of its peer group. The Board also requested and reviewed reports from the Mutual Fund Directors Forum.

In considering whether to approve new investment advisory agreements for each of the tax-free municipal bond Series, the Intermediate Government Bond Series, and the Taxable Municipal Bond Series, the Trustees reviewed the following factors with respect to each Series: (1) the nature, extent and quality of services provided by Dupree & Co. to each Series; (2) the investment performance of each Series; (3) the costs of the services provided to each Series and the profits realized or to be realized by Dupree & Co. from its relationship with the Trust; (4) the extent to which economies of scale have been realized as each Series grows; (5) whether the level of fees reflects those economies of scale for the benefit of investors in the Series; (6) comparisons of services and fees with contracts entered into by Dupree & Co. with other clients; and (7) other benefits derived or anticipated to be derived by Dupree & Co. from its relationship as investment adviser to the Trust.

Nature, Extent and Quality of Services

Pursuant to each agreement, Dupree provides investment supervisory services, office space and facilities and corporate administration. Specifically, Dupree obtains and evaluates relevant information regarding the economy, industries, businesses, municipal issuers, securities markets and securities to formulate a continuing program for the management of each Series’ assets in a manner consistent with the series’ investment objectives and to implement this program by selecting the securities to be purchased or sold by the Series and placing orders for such purchases and sales. In addition, Dupree provides for the Series’ office needs, maintains each Series’ books and records, assumes and pays all sales and promotional expenses incurred in the distribution of each

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Series’ shares, staffs the Series with persons competent to perform all of its executive and administrative functions, supervises and coordinates the activities of the Trust’s institutional and other agents (e.g. custodian, transfer agent, independent accountants, independent legal counsel), and permits its officers and employees to serve as officers of the Trust, all without additional cost to the Trust. Dupree provides accounting services for all portfolio holdings, prepares required reports to shareholders, and prepares necessary SEC filings on a timely basis. Dupree does not render investment advisory or transfer agent services to any other clients.

The Trustees considered that Dupree is an experienced investment adviser whose investment professionals have managed the several Series of the Trust since the inception of each Series. Dupree’s personnel provide active and extensive monitoring of the investment portfolios daily and report on the investment performance of the Series to the Trustees at their scheduled quarterly meetings. The Trustees considered that Dupree has carried out these responsibilities in a professional manner over the years.

The Trustees considered, among other things, the performance of each of the Series, as discussed below.

Performance

The Trustees considered the performance of each Series during historical and recent periods and compared to (i) standardized industry performance data, (ii) the performance of comparable mutual funds and (iii) the performance of recognized indices.

The Trustees considered the comparative performance and expense data for each Series prepared by Morningstar®, an independent source of investment company data, annualized for 1, 3, 5 and 10 years as compared with other single state funds or government bond funds. The Trustees also considered comparative performance and expense data for each Series prepared by Lipper®, an independent source of investment company data, annualized for the 3, 5 and 10 years as compared with other single state funds or government bond funds. Lipper® comparative performance and expense data was considered for a 3 year period for the Taxable Municipal Bond Series. The Trustees noted that, for the most part, the Series’ total return over the periods reviewed have exceeded or have been in line with the total return of the benchmark index for each Series. Additionally, the Trustees noted that the expense ratios for each Series compared favorably with peer group funds. For additional detail about the considerations for each Trust Series, see the “Series-by-Series Factors” section below.

Cost and Profitability

The Trustees reviewed the audited (twelve months ended December 31, 2013) and unaudited financial statements (three months ended March 31, 2014) of Dupree & Company, Inc and statements of Dupree & Company Inc.’s revenues and costs of and profits from furnishing services to each Series (twelve months ended December 31, 2013). The Investment Adviser’s revenues and costs of and profits from furnishing services to each Series are allocated to each Series according to each Series’ identifiable costs and according to the size of the Series in relation to the total size of the Trust. The Trustees considered the Investment advisory fees paid to Dupree, expressed in dollar terms and as a percentage of assets under management. The Trustees considered and reviewed information concerning the costs incurred and profits derived by Dupree for services rendered in its capacity as investment adviser to each Series since the inception of each Series.

Fees Charged by Other Advisers

The Trustees considered information regarding fees paid to other advisers for managing similar investment portfolios. The Trustees received comparative fee information for comparable peer group funds prepared by Morningstar®, Inc. and Lipper®. The Trustees considered Advisor Profitability as analyzed by the Mutual Fund Directors Forum. The Trustees considered that the proposed advisory fees to be paid to Dupree for its services to each Series are comparable to the advisory fees charged to other similar portfolios.

Economies of Scale

In addition to considering that Dupree’s fees are comparable to fees charged to other similar portfolios, the Trustees also considered that economies of scale are integrated into the expense formulation.

Dupree has identified certain “economies of scale” that inure to its benefit as the net assets of each Series of the Trust increase in size. In recognition of this, Dupree has agreed to an advisory fee structure that incorporates breakpoints as the net assets of each

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municipal bond Series of the Trust increase in size. More specifically, as the net assets of a given Series of the Trust increase in size, the management fee earned by Dupree decreases as a percentage of net assets. The advisory fee structure starts out at .50 of 1% for the first $100 million under management and progressively declines to a low of .25 of 1% once the net assets of a Series exceed $1 billion. The Trustees considered that under the aforementioned expense formulation, certain economies of scale inure to the benefit of investors in the Trust. To date, only the Kentucky Tax-Free Income Series has reached a breakpoint resulting in a lower percentage fee.

Fee Comparison with Other Clients

The only client served by Dupree is the Trust, so there are no applicable fee comparisons.

Other Benefits

The Trustees considered that Dupree derives a financial benefit from its advisory relationship with the Trust. The sole benefit that accrues to Dupree is an increase in total fees received as each Series increases in net asset size. The benefit to the shareholders of each Series is that Dupree’s fees decrease on a percentage basis as total net assets under management increase. Dupree reported no other indirect benefits attributable to management of the Series, including, but not limited to, soft dollar arrangements.

Series-by-Series Factors

Alabama Tax-Free Income Series

•	For the six months ended December 31, 2013, the Investment Adviser processed 7 portfolio purchase transactions and 20 portfolio sale transactions.

•

As of July 31, 2014, the ten year growth of $10,000 invested in the Series was $16,789 as compared to $17,019 for the BarCap Municipal Bond Index. The BarCap Municipal Bond Index reflects no deduction for fees or expenses.

•	As of July 31, 2014, the Series received an overall Morningstar® rating of five stars.

•	As of July 31, 2014, the Series Gross Expense Ratio was 0.78%. The average expense ratio calculated by Morningstar’s® “U.S. Open End Municipal Single State Intermediate” category in 2013 was 0.94%.

Kentucky Tax-Free Income Series

•	For the six months ended December 31, 2013, the Investment Adviser processed 35 portfolio purchase transactions and 57 portfolio sale transactions.

•

As of July 31, 2014, the ten year growth of $10,000 invested in the Series was $16,455 as compared to $17,019 for the BarCap Municipal Bond Index. The BarCap Municipal Bond Index reflects no deduction for fees or expenses.

•	As of July 31, 2014, the Series received an overall Morningstar® rating of five stars.

•	As of July 31, 2014, the Series Expense Ratio was 0.57%. The average expense ratio calculated by Morningstar’s® “U.S. Open End Municipal Single State Intermediate” category in 2013 was 0.94%.

Kentucky Tax-Free Short-to-Medium Series

•	For the six months ended December 31, 2013, the Investment Adviser processed 6 portfolio purchase transactions and 16 portfolio sale transactions.

•

As of July 31, 2014, the ten year growth of $10,000 invested in the Series was $13,924 as compared to $17,019 for the BarCap Municipal Bond Index. The Bar Cap Municipal Bond Index reflects no deduction for fees or expenses.

•	As of July 31, 2014, the Series received an overall Morningstar® rating of four stars.

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•	As of July 31, 2014, the Series Expense Ratio was 0.72%. The average expense ratio calculated by Morningstar’s® “U.S. Open End Municipal Single State Short” category in 2013 was 0.86%.

Mississippi Tax-Free Income Series

•	For the six months ended December 31, 2013, the Investment Adviser processed 7 portfolio purchase transactions and 7 portfolio sale transactions.

•

As of July 31, 2014, the ten year growth of $10,000 invested in the Series was $16,593 as compared to $17,019 for the BarCap Municipal Bond Index. The BarCap Municipal Bond Index reflects no deduction for fees and expenses.

•	As of July 31, 2014, the Series received an overall Morningstar® rating of five stars.

•

As of July 31, 2014, the Series Expense Ratio was 0.89% (after waiver of fees). The average expense ratio calculated by Morningstar’s® “U.S. Open End Municipal Single State Intermediate” category in 2013 was 0.94%.

North Carolina Tax-Free Income Series

•	For the six months ended December 31, 2013, the Investment Adviser processed 9 portfolio purchase transactions and 15 portfolio sale transactions.

•

As of July 31, 2014, the ten year growth of $10,000 invested in the Series was $16,165 as compared to $17,019 for the BarCap Municipal Bond Index. The BarCap Municipal Bond Index reflects no deduction for fees and expenses.

•	As of July 31, 2014, the Series received an overall Morningstar® rating of five stars.

•	As of July 31, 2014, the Series Expense Ratio was 0.71%. The average expense ratio calculated by Morningstar’s® “U.S. Open End Municipal Single State Intermediate” category in 2013 was 0.94%.

North Carolina Tax-Free Short-to-Medium Series

•	For the six months ended December 31, 2013, the Investment Adviser processed 11 portfolio purchase transactions and 11 portfolio sale transactions.

•

As of July 31, 2014, the ten year growth of $10,000 invested in the Series was $14,057 as compared to $17,019 for the BarCap Municipal Bond Index. The BarCap Municipal Bond Index reflects no deduction for fees and expenses.

•	As of July 31, 2014, the Series received an overall Morningstar® rating of three stars.

•	As of July 31, 2014, the Series Expense Ratio was 0.78%. The average expense ratio calculated by Morningstar’s® “U.S. Open End Municipal Single State Short” category in 2013 was 0.86%.

Tennessee Tax-Free Income Series

•	For the six months ended December 31, 2013, the Investment Adviser processed 18 portfolio purchase transactions and 56 portfolio sale transactions.

•

As of July 31, 2014, the ten year growth of $10,000 invested in the Series was $15,927 as compared to $17,019 for the BarCap Municipal Bond Index. The BarCap Municipal Bond Index reflects no deduction for fees and expenses.

•	As of July 31, 2014, the Series received an overall Morningstar® rating of four stars.

•	As of July 31, 2014, the Series Expense Ratio was 0.69%. The average expense ratio calculated by Morningstar’s® “U.S. Open End Municipal Single State Intermediate” category in 2013 was 0.94%.

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Tennessee Tax-Free Short-to-Medium Series

•	For the six months ended December 31, 2013, the Investment Adviser processed 6 portfolio purchase transactions and 18 portfolio sale transactions.

•

As of July 31, 2014, the ten year growth of $10,000 invested in the Series was $13,582 as compared to $17,019 for the BarCap Municipal Bond Index. The BarCap Municipal Bond Index reflects no deduction for fees and expenses.

•	As of July 31, 2014, the Series received an overall Morningstar® rating of three stars.

•	As of July 31, 2014, the Series Expense Ratio was 0.86%. The average expense ratio calculated by Morningstar’s® “U.S. Open End Municipal Single State Short” category in 2013 was 0.86%.

Intermediate Government Bond Series

•	For the six months ended December 31, 2013, the Investment Adviser processed 3 portfolio purchase transactions and 9 portfolio sale transactions.

•

As of July 31, 2014, the ten year growth of $10,000 invested in the Series was $16,116 as compared to $16,835 for the BarCap U.S. Government Bond Index. The BarCap U.S. Government Bond Index reflects no deduction for fees and expenses.

•	As of July 31, 2014, the Series received an overall Morningstar® rating of four stars.

•	As of July 31, 2014, the Series Expense Ratio was 0.54%. The average expense ratio calculated by Morningstar’s® “U.S. Open End Intermediate Government” category in 2013 was 0.94%.

Taxable Municipal Bond Series

•	For the six months ended December 31, 2013, the Investment Adviser processed 7 portfolio purchase transactions and 27 portfolio sale transactions.

•

As of July 31, 2014, the three year growth of $10,000 invested in the Series was $13,143 as compared to $11,292 for the BarCap Taxable Municipal Bond Index. The BarCap Taxable Municipal Bond Index reflects no deduction for fees and expenses.

•	As of July 31, 2014, the Series had an overall Morningstar® rating of four stars.

•	As of July 31, 2014, the Series Expense Ratio was 0.83%. The average expense ratio calculated by Morningstar’s® “U.S. Open End Long-Term Bond” category in 2013 was 0.92%.

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Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur transaction costs including investment advisory fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2014” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Net Expense Ratio Annualized December 31, 2014	Beginning Account Value July 1, 2014*	Ending Account Value December 31, 2014**	Expenses Paid During the Six Months Ended December 31, 2014
Alabama Tax-Free Income Series
Actual	.72%	$1,000.00	$1,018.80	$3.64
Hypothetical	.72	1,000.00	1,025.21	3.65
Kentucky Tax-Free Income Series
Actual	.56	1,000.00	1,013.26	2.83
Hypothetical	.56	1,000.00	1,025.21	2.85
Kentucky Tax-Free Short-to-Medium Series
Actual	.73	1,000.00	1,002.82	3.70
Hypothetical	.73	1,000.00	1,025.21	3.74
Mississippi Tax-Free Income Series
Actual	.69	1,000.00	1,019.46	3.53
Hypothetical	.69	1,000.00	1,025.21	3.54
North Carolina Tax-Free Income Series
Actual	.72	1,000.00	1,016.38	3.66
Hypothetical	.72	1,000.00	1,025.21	3.67
North Carolina Tax-Free Short-to-Medium Series
Actual	.84	1,000.00	1,002.07	4.23
Hypothetical	.84	1,000.00	1,025.21	4.28
Tennessee Tax-Free Income Series
Actual	.71	1,000.00	1,015.93	3.60
Hypothetical	.71	1,000.00	1,025.21	3.62
Tennessee Tax-Free Short-to-Medium Series
Actual	.86	1,000.00	1,003.73	4.33
Hypothetical	.86	1,000.00	1,025.21	4.38

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	Net Expense Ratio Annualized December 31, 2014	Beginning Account Value July 1, 2014*	Ending Account Value December 31, 2014**	Expenses Paid During the Six Months Ended December 31, 2014
Intermediate Government Bond Series
Actual	.52%	$1,000.00	$1,013.06	$2.63
Hypothetical	.52	1,000.00	1,025.21	2.64
Taxable Municipal Bond Series
Actual	.84	1,000.00	1,027.47	4.31
Hypothetical	.84	1,000.00	1,025.21	4.31

*	The example is based on an investment of $1,000 invested at the beginning of the period.
**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period multiplied by [184/365] (to reflect one-half year period).

Shareholder Meeting

A meeting of Shareholders was held on October 22, 2014. The purpose of the meeting was (i) to elect Messrs. James C. Baughman, Jr., William Combs, Jr., C. Timothy Cone, Marc A. Mathews, and Ann Rosenstein Giles as Trustees and (ii) to ratify the selection of Ernst & Young LLP as the Trust’s independent auditors for the fiscal year ending June 30, 2014. The results of all matters voted on by shareholders at the Shareholder Meeting held October 22, 2014 were as follows:

A.	Election of Trustees:

	FOR	WITHHELD	TOTAL
James C. Baughman	101,433,674.609	1,189,528.936	102,623,203.545
William A. Combs	104,109,976.194	1,189,528.936	105,299,505.130
C. Timothy Cone	104,160,677.131	1,189,528.936	105,350,206.067
Ann Rosenstein Giles	103,312,550.004	1,189,528.936	104,502,078.940
Marc A. Mathews	104,251,619.708	1,189,528.936	105,441,148.644

Cumulative voting rights were exercised in the election of Trustees. The total proxy votes are distributed among those individuals selected.

B.	Ratification of Ernst & Young LLP as independent accountants for the fiscal year 2015:

	FOR	AGAINST	ABSTAIN	TOTAL
Ernst & Young LLP	102,103,311.617	1,264,877.256	1,278,039.915	104,643,228.788

C.	Other business:

	FOR	AGAINST	ABSTAIN	TOTAL
Other business	84,281,110.012	17,081,879.169	3,280,239.607	104,643,228.788

The Statement of Additional Information (“SAI”) includes additional information about Fund Trustees and is available upon request without charge. Please call (800) 866-0614 to request a free copy of the SAI.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Not applicable.

Item 3. Audit Committee Financial Expert: Audit Committee Financial Expert: The board does not have a financial expert serving on the audit committee. The registrant’s audit committee is comprised of all Trustees all of whom are non-interested and independent. The audit committee believes that the collective experience and expertise of the members in assessing the performance of companies and the evaluation of financial statements is sufficient to assess the issues which can reasonably be expected to be raised by the Trust’s financial statements.

Item 4. Not applicable.

Item 5. Not applicable.

Item 6. Included as part of item 1.

Item 7. Not applicable

Item 8. Not applicable.

Item 9. Not applicable

Item 10. There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11. Controls and Procedures:

On February 6, 2015 the Registrant’s President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-CSR is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on February 6, 2015 the Registrant’s President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the disclosure controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

Item 12. Exhibits

(a)

(1) Not applicable

(2) Certifications

(3) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo,
Vice President, Secretary, Treasurer

Date: February 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas P. Dupree, Sr.
Thomas P. Dupree, Sr.,
President

Date: February 6, 2015

By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo,
Vice President, Secretary, Treasurer

Date: February 6, 2015